UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2007 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 15.0%
AutoZone, Inc.*	7,600		$963,756
Comcast Corp., Class A*	15,000		394,050
Comcast Corp., Special Class A*	20,000	[2]	523,400
EchoStar Communications Corp.*	83,200		3,518,528
J.C. Penney Co., Inc.	38,600		2,626,344
Service Corp. International	63,000		763,560
Shaw Communications, Inc.	48,600	[2]	2,309,958
Target Corp.	47,200		2,858,904
Walt Disney Co., The	75,000		2,475,000
Yum! Brands, Inc.	28,000		897,120
Total Consumer Discretionary			17,330,620
Consumer Staples - 12.7%
Archer-Daniels-Midland Co.	85,000	[2]	2,856,000
Energizer Holdings, Inc.*	21,000	[2]	2,118,900
Hormel Foods Corp.	5,000		172,100
Kellogg Co.	26,200	[2]	1,357,422
Kroger Co.	112,800		2,928,288
Loews Corp. - Carolina Group	40,200		3,046,758
Pantry, Inc., The*	11,000		383,240
PepsiAmericas, Inc.	6,000		166,020
Seaboard Corp.	350		700,000
Smithfield Foods, Inc.*	29,000		900,740
Total Consumer Staples			14,629,468
Energy - 9.2%
ConocoPhillips Co.	29,200		2,360,528
Frontline, Ltd.	89,000	[2]	4,097,560
Occidental Petroleum Corp.	3,200		181,504
Tesoro Corp.	72,200	[2]	3,595,560
Valero Energy Corp.	6,200		415,462
Total Energy			10,650,614
Financials - 13.5%
Allstate Corp., The	18,200		967,330
Bank of America Corp.	5,000		237,100
Bear, Stearns & Co., Inc.	15,200	[2]	1,842,544
Chubb Corp., The	11,200	[2]	564,592
CIT Group, Inc.	4,000		164,720
Fannie Mae Co.	48,200		2,884,288
FelCor Lodging Trust, Inc.	10,000		219,600
First BanCorp.	13,400		123,280
First Marblehead Corp., The	9,400	[2]	309,824

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Goldman Sachs Group, Inc.	17,400		$3,277,116
Lehman Brothers Holdings, Inc.	22,000	[2]	1,364,000
Loews Corp.	4,000		189,600
National City Corp.	14,074		413,635
PNC Financial Services Group, Inc., The	5,400		359,910
Radian Group, Inc.	10,600		357,326
Safeco Corp.	18,000		1,052,460
Transatlantic Holdings, Inc.	1,200		87,780
United Community Banks, Inc.	9,200		215,740
Wachovia Corp.	7,894		372,676
Zions Bancorporation	7,400		551,670
Total Financials			15,555,191
Health Care - 13.5%
Aetna, Inc.	65,600		3,153,392
AmerisourceBergen Corp.	57,200		2,694,692
CIGNA Corp.	8,400		433,776
Forest Laboratories, Inc.*	9,200		369,840
Henry Schein, Inc.*	7,600	[2]	412,984
Humana, Inc.*	58,400		3,742,856
Kinetic Concepts, Inc.*	64,800		3,983,904
King Pharmaceuticals, Inc.*	17,000	[2]	289,170
WellPoint, Inc.*	7,000		525,840
Total Health Care			15,606,454
Industrials - 10.3%
Cummins, Inc.	9,200		1,092,040
Dun & Bradstreet Corp., The	31,800		3,108,768
Eaton Corp.	7,000		680,260
Encore Wire Corp.	18,400		562,120
FedEx Corp.	18,000		1,993,320
FreightCar America, Inc.	3,000		141,810
General Electric Co.	45,700		1,771,332
Lockheed Martin Corp.	8,000		787,840
Parker Hannifin Corp.	18,000		1,776,240
Total Industrials			11,913,730
Information Technology - 11.9%
Apple, Inc.*	19,800		2,608,848
Axcelis Technologies, Inc.*	40,600		225,330
Cisco Systems, Inc.*	88,000		2,544,080
Dell, Inc.*	16,000		447,520
Google, Inc.*	1,400		714,000
Hewlett-Packard Co.	16,400		754,892

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
International Business Machines Corp.	10,200		$1,128,630
Microsoft Corp.	63,400		1,837,966
NCR Corp.*	23,600		1,232,392
Photronics, Inc.*	86,400		1,211,328
RF Micro Devices, Inc.*	143,200	[2]	993,808
Xerox Corp.*	900		15,714
Total Information Technology			13,714,508
Materials - 4.6%
Cemex SAB de C.V.*	45,693	[2]	1,477,712
Freeport McMoRan Copper & Gold, Inc., Class B	17,285		1,624,444
Reliance Steel & Aluminum Co.	40,800		2,143,632
Total Materials			5,245,788
Telecommunication Services - 4.5%
Centurytel, Inc.	47,400	[2]	2,174,238
Qwest Communications International, Inc.*	348,800	[2]	2,975,264
Total Telecommunication Services			5,149,502
Utilities - 3.6%
Energen Corp.	25,600		1,354,496
Mirant Corp.*	42,300		1,600,209
NRG Energy, Inc.*	30,400		1,171,920
Total Utilities			4,126,625
Total Common Stocks (cost $94,669,131)			113,922,500
Other Investment Companies - 15.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	16,408,428		16,408,428
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,164,868		1,164,868
Total Other Investment Companies (cost $17,573,295)			17,573,295
Total Investments - 114.0% (cost $112,242,426)			131,495,795
Other Assets, less Liabilities - (14.0)%			(16,139,952)
Net Assets - 100%			$115,355,843

Managers AMG FQ U.S. Equity Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.9%
Consumer Discretionary - 9.6%
American Eagle Outfitters, Inc.	6,200		$150,412
Big Lots, Inc.*	4,000		103,440
EchoStar Communications Corp.*	42,600		1,801,554
Expedia, Inc.*	47,600	[2]	1,266,636
Great Wolf Resorts, Inc.*	8,000		106,080
Idearc, Inc.	28,755		998,086
Las Vegas Sands Corp.*	14,000	[2]	1,221,500
Macy’s, Inc.	7,800	[2]	281,346
Marriott International, Inc.	6,600		274,230
Station Casinos, Inc.	5,400	[2]	467,262
Whirlpool Corp.	14,800	[2]	1,511,228
Wynn Resorts, Ltd.	4,000	[2]	386,240
Total Consumer Discretionary			8,568,014
Consumer Staples - 9.9%
Altria Group, Inc.	26,800		1,781,396
Anheuser-Busch Companies, Inc.	12,400		604,748
Archer-Daniels-Midland Co.	57,000	[2]	1,915,200
Del Monte Foods Co.	17,100		198,360
Kroger Co.	102,600		2,663,496
Loews Corp. - Carolina Group	18,000		1,364,220
Pantry, Inc., The*	7,800		271,752
Total Consumer Staples			8,799,172
Energy - 8.1%
ChevronTexaco Corp.	6,200		528,612
ConocoPhillips Co.	29,400		2,376,696
EL Paso Corp.	23,600	[2]	392,940
Frontline, Ltd.	1,700	[2]	78,268
Grey Wolf, Inc.*	79,600	[2]	589,836
Helmerich & Payne, Inc.	8,600		278,382
Hess Corp.	2,200		134,640
Marathon Oil Corp.	2,800		154,560
Patterson-UTI Energy, Inc.	8,400	[2]	192,360
Pioneer Drilling Co.*	11,600		145,928
Pride International, Inc.*	2,200	[2]	77,110
Tesoro Corp.	30,400	[2]	1,513,920
Transocean, Inc.*	2,600		279,370
Trico Marine Services, Inc.*	2,400		85,080
Valero Energy Corp.	6,400		428,864
Total Energy			7,256,566

Managers AMG FQ U.S. Equity Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 20.4%
Bank of America Corp.	72,174		$3,422,491
Bear, Stearns & Co., Inc.	9,400	[2]	1,139,468
Central Pacific Financial Corp.	2,600		73,346
Chubb Corp., The	11,400		574,674
Citigroup, Inc.	71,500		3,329,755
First Marblehead Corp., The	12,000	[2]	395,520
Freddie Mac Corp.	5,600		320,712
Goldman Sachs Group, Inc.	15,600		2,938,104
Hartford Financial Services Group, Inc.	4,000		367,480
JPMorgan Chase & Co.	54,600		2,402,946
Lehman Brothers Holdings, Inc.	10,800	[2]	669,600
Morgan Stanley Co.	1,600		102,192
Safeco Corp.	16,600		970,602
Travelers Companies, Inc., The	27,200		1,381,216
Washington Mutual, Inc.	3,200		120,096
Total Financials			18,208,202
Health Care - 13.0%
Aetna, Inc.	22,400		1,076,768
AmerisourceBergen Corp.	7,200		339,192
Amgen, Inc.*	55,800		2,998,692
Applera Corp.	5,600		174,832
CIGNA Corp.	2,000		103,280
Forest Laboratories, Inc.*	20,800		836,160
Kinetic Concepts, Inc.*	7,400		454,952
King Pharmaceuticals, Inc.*	60,600		1,030,806
Magellan Health Services, Inc.*	11,400	[2]	476,748
Merck & Co., Inc.	25,200		1,251,180
Mylan Laboratories, Inc.	35,800		573,874
Noven Pharmaceuticals, Inc.*	13,800		245,088
Pfizer, Inc.	57,800		1,358,878
Sierra Health Services, Inc.*	16,200		658,368
Total Health Care			11,578,818
Industrials - 11.4%
Continental Airlines, Inc.*	3,200		100,832
Cummins, Inc.	6,000		712,200
Eaton Corp.	11,200		1,088,416
General Electric Co.	31,100		1,205,436
Lennox International, Inc.	22,400		857,920
Lockheed Martin Corp.	14,600		1,437,808
Masco Corp.	71,600		1,948,236
Northrop Grumman Corp.	29,600		2,252,560

Managers AMG FQ U.S. Equity Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
PACCAR, Inc.	7,100	[2]	$580,922
Total Industrials			10,184,330
Information Technology - 15.9%
Apple, Inc.*	16,400	[2]	2,160,864
Applied Materials, Inc.	37,800		833,112
Avaya, Inc.*	15,600		258,024
Cisco Systems, Inc.*	65,600		1,896,496
Credence Systems Corp.*	16,000		56,800
Imation Corp.	2,800		87,584
International Business Machines Corp.	25,600		2,832,640
LTX Corp.*	18,400		84,456
Microsoft Corp.	129,800		3,762,902
NCR Corp.*	3,800		198,436
Oracle Corp.*	20,200		386,224
Paychex, Inc.	6,000	[2]	248,280
Photronics, Inc.*	20,800		291,616
RF Micro Devices, Inc.*	21,000		145,740
Teradyne, Inc.*	46,400		728,016
Xerox Corp.*	12,600		219,996
Total Information Technology			14,191,186
Materials - 0.7%
Nucor Corp.	4,200		210,840
Reliance Steel & Aluminum Co.	7,400		388,796
Total Materials			599,636
Telecommunication Services - 4.9%
Alltel Corp.	2,300		151,685
Centurytel, Inc.	20,000	[2]	917,400
Qwest Communications International, Inc.*	214,600	[2]	1,830,538
Verizon Communications, Inc.	34,700		1,478,914
Total Telecommunication Services			4,378,537
Utilities - 4.0%
American Electric Power Co., Inc.	19,000		826,310
CMS Energy Corp.	6,200	[2]	100,192
Dynegy, Inc.*	49,242	[2]	438,746
Pepco Holdings, Inc.	58,400	[2]	1,580,888
Sempra Energy	11,600	[2]	611,552
Total Utilities			3,557,688
Total Common Stocks (cost $81,717,277)			87,322,149

Managers AMG FQ U.S. Equity Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 18.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	14,537,151	$14,537,151
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,752,503	1,752,503
Total Other Investment Companies (cost $16,289,654)		16,289,654
Total Investments - 116.2% (cost $98,006,931)		103,611,803
Other Assets, less Liabilities - (16.2)%		(14,470,084)
Net Assets - 100%		$89,141,719

Managers AMG FQ Global Alternatives Fund

July 31, 2007

Statement of Net Assets (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 95.3%
U.S. Government Obligations - 9.9%
U.S. Treasury Bills, 2.410%, 08/02/07[6,8]	$703,000	$702,906
U.S. Treasury Bills, 4.600%, 08/16/07[6,8]	8,000	7,984
U.S. Treasury Bills, 4.810%, 08/30/07[6,8]	95,000	94,621
U.S. Treasury Bills, 4.840%, 09/06/07[6,8]	3,504,000	3,486,655

	Shares
Short-Term Investments - 85.4%[1]
S & P 500 Depository Recepits	51,312	7,477,185
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	29,690,427	29,690,427
Total Investments in securities (cost $40,972,377)		41,459,778
Cash		2,006,012
Receivable for investments sold		789,209
Receivable for Fund shares sold		52,464
Interest and other receivables		122,447
Receivable for variation margin on futures		414,184
Unrealized gains on forward foreign currency contracts		2,960,616
Prepaid expenses		23,388
Total assets		47,828,097
Liabilities:
Payable for foreign currency contracts		187,013
Payable for Fund shares repurchased		32,524
Payable for investments purchased		783,747
Unrealized losses on forward foreign currency contracts		2,410,217
Payable for variation margin		766,352
Accrued expenses:
Investment advisory and management fees		58,801
Administrative fees		8,837
Distribution fees		10,265
Professional fees		28,517
Other		38,440
Total liabilities		4,324,713
Net Assets		$43,503,384
Net Assets Represent:
Paid-in capital		$41,162,800
Undistributed net investment income		314,785
Accumulated net realized loss from investments and futures contracts		(668,102)
Accumulated net realized gain from currency contracts		323,822
Net unrealized appreciation of investments, futures and foreign currency contracts		2,370,079
Net Assets		$43,503,384
Class A Shares - Net Assets		$41,080,179
Shares outstanding		3,883,468
Net asset value, offering and redemption price per share		$10.58
Public offering price per share based on a maximum sales charge of 5.75%
Class C Shares - Net Assets		$2,423,205
Shares outstanding		231,380
Net asset value, offering and redemption price per share		$10.47

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 66.0%
Consumer Discretionary - 7.9%
Accor SA (France)	629		$53,573
American Eagle Outfitters, Inc. (United States)	3,500		84,910
Big Lots, Inc. (United States)*	1,400		36,204
Bulgari S.p.A. (Italy)	8,790		127,606
Burberry Group PLC (United Kingdom)	17,086		218,270
Carphone Warehouse Group, The (United Kingdom)	47,717		340,894
Century Casinos, Inc. (United States)*	14,400		126,864
China Resources Enterprises, Ltd. (Hong Kong)	32,000		126,683
Coach, Inc. (United States)*	16,700		759,182
Comcast Corp., Special Class A (United States)*	23,220		607,667
Compagnie Generale des Etablissements Michelin (France)	1,650		217,849
Continental AG (Germany)	2,930		422,208
Ctrip.com International, Ltd. (China)	4,200		161,910
DaimlerChrylser Ag (Germany)	1,779		161,129
EchoStar Communications Corp. (United States)*	11,200		473,648
Expedia, Inc. (United States)*	12,200	[2]	324,642
Garmin, Ltd (Cayman Islands)	10,500	[2]	880,950
Global Traffic Network, Inc. (United States)*	21,900		153,519
Great Wolf Resorts, Inc. (United States)*	3,000		39,780
Hyundai Motor Co. - Sponsored GDR (a) (South Korea)	5,900	[2]	260,839
Hyundai Motor Co., Ltd. (South Korea)	3,167		277,865
Idearc, Inc. (United States)	7,336		254,633
IMAX Corp. (Canada)*	17,900		90,216
J.C. Penney Co., Inc. (United States)	1,000		68,040
KarstadtQuelle AG (Germany)*	14,617	[2]	450,563
Las Vegas Sands Corp. (United States)*	3,600	[2]	314,100
LG Electronics, Inc. (South Korea)	4,707		394,758
Loews Corp. - Carolina Goup (United States)	15,500		434,155
Lululemon Athletica, Inc. (Canada)*	300		9,642
Luxottica Group S.p.A. (Italy)	5,813		211,219
Macy’s, Inc. (United States)	800		28,856
Nevada Gold & Casinos, Inc. (United States)*	13,300		23,807
News Corp., Inc., Class A (United States)	43,000		908,161
Nissan Motor Co., Ltd. (Japan)	19,200		207,524
Office Depot, Inc. (United States)*	5,750		143,520
Persimmon PLC (United Kingdom)	4,200		98,230
Renault SA (France)	4,700		679,250
Sharp Corp. (Japan)	18,000		310,208
Sony Corp. (Japan)	4,900		261,614
Station Casinos, Inc. (United States)	1,800	[2]	155,754
Suntech Power Holdings Co., Ltd. (China)*	4,900	[2]	197,617
Suzuki Motor Corp. (Japan)	4,200		122,381
Swatch Group AG, The (Switzerland)	3,549		207,029
The Wet Seal, Inc., Class A (United States)*	5,000		23,300
Time Warner Co., Inc. (United States)	30,000		577,800
Volkswagen AG (Germany)	1,140		205,536
Consumer Discretionary (continued)
Whirlpool Corp. (United States)	3,800	[2]	$388,018
Wyndham Worldwide Corp. (United States)*	14,816		498,558
Wynn Resorts, Ltd. (United States)	1,200	[2]	115,872
Yamada Denki Co., Ltd. (Japan)	1,260		125,199
Total Consumer Discretionary			13,361,752

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Staples - 3.3%
Altria Group, Inc. (United States)	7,000		465,290
Anheuser-Busch Companies, Inc. (United States)	4,300		209,711
Archer-Daniels-Midland Co. (United States)	14,800	[2]	497,280
CVS Corp. (United States)	23,290		819,575
Del Monte Foods Co. (United States)	4,200		48,720
Henkel KGaA (Germany)	3,936		212,403
Japan Tobacco, Inc. (Japan)	48		243,942
Kroger Co. (United States)	28,000		726,880
Loews Corp. - Carolina Group (United States)	4,800		363,792
Nestle SA, Registered (Switzerland)	512		196,699
Pantry, Inc., The (United States)*	2,000		69,680
Procter & Gamble Co. (United States)	6,400		395,904
Reckitt Benckiser PLC (United Kingdom)	8,013		428,746
Tesco PLC (United Kingdom)	36,559		300,283
Unilever NV (Netherlands)	7,953		240,366
Walgreen Co. (United States)	8,500		375,530
Total Consumer Staples			5,594,801
Energy - 5.6%
Baker Hughes, Inc. (United States)	6,370		503,548
Cameco Corp. (Canada)	1,900		77,482
ChevronTexaco Corp. (United States)	9,400		801,444
China Petroleum and Chemical Corp., Class H (Hong Kong)	196,000		207,976
ConocoPhillips Co. (United States)	17,110		1,383,173
Devon Energy Corp. (United States)	6,850		511,078
El Paso Corp. (United States)	5,600	[2]	93,240
Eni S.p.A. (Italy)	14,900		521,451
Grey Wolf, Inc. (United States)*	21,000	[2]	155,610
Helmerich & Payne, Inc. (United States)	2,600		84,162
Marathon Oil Corp. (United States)	1,000		55,200
Patterson-UTI Energy, Inc. (United States)	2,600		59,540
Petroleo Brasileiro S.A. (Brazil)	8,200	[2]	457,970
Pioneer Drilling Co. (United States)*	3,200		40,256
Pride International, Inc. (United States)*	1,000	[2]	35,050
Repsol YPF, S.A. (Spain)	6,200		233,730
Schlumberger, Ltd. (United States)	10,000		947,200
Smith International, Inc. (United States)	15,000		921,150
Sulphco, Inc. (United States)*	14,800		51,504
Suncor Energy, Inc. (Canada)	3,500		316,437
Tesoro Corp. (United States)	10,000	[2]	498,000
Total SA (France)	5,900		464,636
Transocean, Inc. (United States)*	7,800	[2]	838,110
Energy (continued)
Trico Marine Services, Inc. (United States)*	800		$28,360
Valero Energy Corp. (United States)	2,200		147,422
Total Energy			9,433,729
Financials - 14.5%
Allianz AG (Germany)	2,400		510,348
American Express Co. (United States)	23,070		1,350,518
American International Group, Inc. (United States)	23,940		1,536,468

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Amvescap PLC (United Kingdom)	40,380		504,818
Aviva PLC (United Kingdom)	22,300		309,902
Bank of America Corp. (United States)	31,789		1,507,435
Barclays PLC (United Kingdom)	30,500		428,406
Bear, Stearns & Co., Inc. (United States)	2,400		290,928
Blackrock, Inc. (United States)	4,400		701,800
BNP Paribas SA (France)	5,000		549,627
Capital One Financial Corp. (United States)	10,442		738,876
CB Richard Ellis Group, Inc. (United States)*	24,100		841,572
Central Pacific Financial Corp. (United States)	800		22,568
China Merchants Bank Co., Ltd. (China)	71,500	[2]	255,902
Chubb Corp. (United States)	4,000		201,640
Citigroup, Inc. (United States)	32,100		1,494,898
CME Group, Inc. (United States)	1,750		966,875
Credit Agricole SA (France)	7,340		280,458
Credit Suisse Group (Switzerland)*	5,400		352,252
Deutsche Bank AG (Germany)	1,200		162,543
Deutsche Boerse AG (Germany)	2,173		252,756
First Marblehead Corp., The (United States)	2,800	[2]	92,288
Fondiaria-Sai SpA (Italy)	4,800		221,411
Fortis (Belgium)	7,500	[2]	295,598
Franklin Resources, Inc. (United States)	6,200		789,694
Freddie Mac Corp. (United States)	1,800		103,086
Goldman Sachs Group, Inc. (United States)	4,000	[2]	753,360
HBOS PLC (United Kingdom)	19,870		386,925
ING Groep NV (Netherlands)	13,800		582,561
JPMorgan Chase & Co. (United States)	14,000		616,140
Julias Baer Holding, Ltd. (Switzerland)	5,077		359,505
Kookmin Bank, Sponsored ADR (South Korea)	2,900	[2]	248,791
Lehman Brothers Holdings, Inc. (United States)	2,800	[2]	173,600
Man Group PLC (United Kingdom)	33,979		386,433
Merrill Lynch & Co., Inc. (United States)	4,350		322,770
Mitsubishi Tokyo Financial Group, Inc. (Japan)	35		373,515
Moody’s Corp. (United States)	13,600		731,680
Morgan Stanley Co. (United States)	8,200		523,734
Muenchener Rueckversicherungs AG (Germany)	3,700		636,788
National Bank of Greece S.A. (Greece)	4,386		256,504
ORIX Corp. (Japan)	1,990		477,632
Portfolio Recovery Associates, Inc. (United States)	900		47,025
Royal Bank of Scotland Group PLC (United Kingdom)	38,764		461,519
Financials (continued)
Safeco Corp. (United States)	3,800		$222,186
Schroders PLC (United Kingdom)	5,316		131,569
Sino Land Co. (Hong Kong)	47,401		105,564
Societe Generale (France)	2,230		383,291
Sumitomo Mitsui Financial Group, Inc. (Japan)	48		433,788
Travelers Companies, Inc., The (United States)	8,000		406,240
Washington Mutual, Inc. (United States)	19,500		731,835
Total Financials			24,515,622
Health Care - 6.0%
Abbott Laboratories Co. (United States)	9,840		498,790
Accuray, Inc. (United States)*	900		17,019

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Aetna, Inc. (United States)	6,200		298,034
AmerisourceBergen Corp. (United States)	2,000		94,220
Amgen, Inc. (United States)*	14,800		795,352
Applera Corp. (United States)	800		24,976
AstraZeneca PLC (United Kingdom)	3,800		196,395
Boston Scientific Corp. (United States)*	26,600		349,790
Cardica, Inc. (United States)*	4,000		23,680
Cepheid, Inc. (United States)*	8,600		126,850
CIGNA Corp. (United States)	600		30,984
Conceptus, Inc. (United States)*	13,100		212,220
Covidien, Ltd. (Bermuda)*	5,800	[2]	237,510
Elan Corp., PLC -Sponsored ADR (Ireland)*	8,600		161,078
Essilor International SA (France)	2,424		147,859
Forest Laboratories, Inc. (United States)*	5,400		217,080
Genentech, Inc. (United States)*	5,600		416,528
Gilead Sciences, Inc. (United States)*	22,000		819,059
GlaxoSmithKline PLC (United Kingdom)	3,500		88,579
ICON PLC (Ireland)*	1,000		46,770
Insulet Corp. (United States)*	987		13,838
Kinetic Concepts, Inc. (United States)*	1,800		110,664
King Pharmaceuticals, Inc. (United States)*	16,500	[2]	280,665
McKesson Corp. (United States)	7,580		437,821
Medtronic, Inc. (United States)	16,800		851,256
Merck & Co., Inc. (United States)	7,000		347,550
Mylan Laboratories, Inc. (United States)	9,200		147,476
Noven Pharmaceuticals, Inc. (United States)*	3,000		53,280
NxStage Medical, Inc. (United States)*	4,300		57,104
Omnicell, Inc. (United States)*	5,800		138,504
Pfizer, Inc. (United States)	15,200		357,352
Phase Forward, Inc. (United States)*	2,800		48,132
Phonak Holding AG (Switzerland)	1,048		100,596
Regeneration Technologies, Inc. (United States)*	30,600		328,032
Sanofi-Synthelabo SA (France)	4,800		402,061
Sierra Health Services, Inc. (United States)*	4,400		178,816
Smith & Nephew PLC (United Kingdom)	24,494		291,532
Stryker Corp. (United States)	8,200		511,926
Health Care (continued)
Systems Xcellence, Inc. (Canada)*	5,000		$140,850
UnitedHealth Group, Inc. (United States)	10,020		485,269
Vital Images, Inc. (United States)*	1,400		27,286
Total Health Care			10,112,783
Industrials - 8.9%
A.T. Cross Co., Class A (United States)*	10,100		119,584
ABB, Ltd. (Switzerland)	10,042		241,498
Air France-KLM (France)	6,200	[2]	279,068
Alfa Laval AB (Sweden)	1,950		122,469
Alstom (France)	2,619		470,941
BAE Systems PLC (United Kingdom)	24,500		207,701
Brambles, Ltd. (Australia)*	8,411		78,744
Ceco Environmental Corp. (United States)*	7,900		90,692
China Communications Constuction Co., Ltd. (China)	72,000		161,562
Continental Airlines, Inc. (United States)*	1,000		31,510

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Cummins, Inc. (United States)	1,600		189,920
Deutsche Lufthansa AG (Germany)	9,800		274,983
Eaton Corp. (United States)	3,200		310,976
Emerson Electric Co. (United States)	6,960		327,607
FANUC, Ltd. (Japan)	1,400		151,540
Gamesa Corporacion Tecnologica, S.A. (Spain)	9,296		372,679
General Electric Co. (United States)	46,000		1,782,960
Komatsu Ltd. (Japan)	7,200		227,239
Lennox International, Inc. (United States)	6,200		237,460
Lockheed Martin Corp. (United States)	14,100		1,388,568
Manitowoc Co., The (United States)	4,000		310,680
Masco Corp. (United States)	17,000		462,570
Mitsubishi Corp. (Japan)	7,600		224,435
Mitsubishi Heavy Inds., Ltd. (Japan)	30,000		210,768
Mitsui O.S.K. Lines, Ltd. (Japan)	41,000		640,078
Nippon Yusen Kabushiki Kaisha (Japan)	23,000		231,879
Northrop Grumman Corp. (United States)	8,400		639,240
PACCAR, Inc. (United States)	2,000	[2]	163,640
Parker Hannifin Corp. (United States)	200	[2]	19,736
Precision Castparts Corp. (United States)	7,000		959,420
Renewable Energy Corp. AS (Norway)*	6,850		269,395
Ryanair Holdings PLC (Ireland)*	3,400	[2]	141,066
Safran SA (France)	4,146		103,272
Siemens AG (Germany)	1,495		189,216
Stanley, Inc. (United States)*	2,900		51,678
Transurban Group (Australia)	10,167		61,657
Tredegar Corp. (United States)	1,000		18,360
Tyco International, Ltd. (Bermuda)	9,850	[2]	465,806
Ultralife Batteries, Inc. (United States)*	2,100	[2]	23,940
United Parcel Service, Inc., Class B (United States)	7,400	[2]	560,328
United Technologies Corp. (United States)	21,000		1,532,370
Vestas Wind Systems A/S (Denmark)*	5,800		384,464
Industrials (continued)
Wright Express Corp. (France)	844		$218,320
Total Industrials			14,950,019
Information Technology - 12.5%
Acacia Research Corp. (United States)*	3,000		38,580
Accenture Ltd. (Bermuda)	9,000		379,170
Access Integrated Technologies, Inc. (United States)*	7,000		56,700
Advanced Analogic Technologies, Inc. (United States)*	9,100		80,808
Airspan Networks, Inc. (United States)*	18,600		60,636
Anaren Microwave, Inc. (United States)*	2,300		39,652
Apple Computer, Inc. (United States)*	11,500		1,515,240
Applied Materials, Inc. (United States)	10,200	[2]	224,808
Applied Micro Circuits Corp. (United States)*	36,100		105,412
ARM Holdings PLC (United Kingdom)	81,186		241,747
ASML Holding N.V. (Netherlands)*	20,293		597,762
Astro-Med, Inc. (United States)	6,325		60,594
ATMI, Inc. (United States)*	5,700		165,186
AudioCodes, Ltd. (Israel)*	16,400		91,184
Authorize.Net Holdings, Inc. (United States)*	9,800		169,834
Avaya, Inc. (United States)*	3,000		49,620

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Bottomline Technologies, Inc. (United States)*	6,200		72,292
Canon, Inc. (Japan)	400		21,142
Cisco Systems, Inc. (United States)*	70,200		2,029,481
Cognizant Technology Solutions Corp. (United States)*	9,900	[2]	801,702
CommVault Systems, Inc. (United States)*	6,073		103,120
Credence Systems Corp. (United States)*	4,600		16,330
CSR PLC (United Kingdom)*	6,070		88,098
CyberSource Corp. (United States)*	3,300		37,983
Double-Take Software, Inc. (United States)*	8,500		129,710
Eagle Test Systems, Inc. (United States)*	300		4,497
eCollege.com (United States)*	8,900		199,716
EDGAR Online, Inc. (United States)*	11,700		29,250
Elpida Memory, Inc. (Japan)*	4,600	[2]	203,146
EMCORE Corp. (United States)*	15,800		122,292
Equinix, Inc. (United States)*	4,000		347,640
Exar Corp. (United States)*	10,700		151,191
Exfo Electro-Optical Engineering, Inc. (Canada)*	16,465		122,335
FEI Co. (United States)*	11,400		326,952
Forrester Research, Inc. (United States)*	2,400		59,568
Google, Inc. (United States)*	1,700		867,000
Hi/Fn, Inc. (United States)*	3,200		26,624
HON HAI Precision Industry Co., Ltd. (Taiwan)	12,105		200,711
Hynix Semiconductor, Inc. (a) (South Korea)*	5,500		224,954
Imation Corp. (United States)	600		18,768
Infineon Technologies AG (Germany)*	20,042		330,106
International Business Machines Corp. (United States)	11,100		1,228,215
Keynote Systems, Inc. (United States)*	5,400		80,946
L-1 Identity Solutions, Inc. (United States)*	10,692	[2]	183,261
Information Technology (continued)
LDK Solar Co., Ltd. (ADR) (China)*	2,400	[2]	$107,520
Leadis Technology, Inc. (United States)*	21,700		77,469
LTX Corp. (United States)*	3,600		16,524
Microsoft Corp. (United States)	56,800		1,646,632
NCI, Inc., Class A (United States)*	6,300		98,217
NCR Corp. (United States)*	1,200		62,664
Nintendo Co., Ltd. (Japan)	500		241,065
Nokia Oyj (Finland)	20,976		599,214
Occam Networks, Inc. (United States)*	2,700		25,893
Omniture, Inc. (United States)*	5,300		121,105
Online Resources Corp. (United States)*	3,659		39,993
Opsware, Inc. (United States)*	10,300		145,230
Optibase, Ltd. (Israel)*	10,200		41,820
Oracle Corp. (United States)*	69,500		1,328,839
Paychex, Inc. (United States)	2,600	[2]	107,588
Photon Dynamics, Inc. (United States)*	15,700		168,932
Photronics, Inc. (United States)*	5,200		72,904
PLX Technology, Inc. (United States)*	1,800		19,872
Points International, Ltd. (Canada)*	60,346		98,967
Power Integrations, Inc. (United States)*	10,700		283,550
QUALCOMM, Inc. (United States)	9,800		408,170
Quanta Computer, Inc. (Taiwan)			2
Radyne Corp. (United States)*	7,000		78,190

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Rainmaker Systems, Inc. (United States)*	8,000		66,960
Research In Motion, Ltd. (Canada)*	1,900		406,600
RF Micro Devices, Inc. (United States)*	4,800		33,312
Rimage Corp. (United States)*	3,400		81,736
Rudolph Technologies, Inc. (United States)*	5,300		82,945
Samsung Electronics Co., Ltd. (South Korea)	149		98,365
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	700		233,765
Scopus Video Neworks, Ltd. (Israel)*	14,800		74,740
SkillSoft PLC (Ireland)*	6,500		55,315
SRS Labs, Inc. (United States)*	17,800		205,412
Stratasys, Inc. (United States)*	1,328		58,445
SupportSoft, Inc. (United States)*	20,200		111,504
Symantec Corp. (United States)*	22,960	[2]	440,832
Teradyne, Inc. (United States)*	12,000		188,280
Toshiba Corp. (Japan)	40,000		375,150
Tyco Electronics, Ltd. (Bermuda)*	4,150	[2]	148,653
WJ Communications, Inc. (United States)*	56,200		101,722
Xerox Corp. (United States)*	31,800		555,228
Total Information Technology			21,013,287
Materials - 3.3%
Antofagasta PLC (United Kingdom)	8,900		129,662
BASF AG (Germany)	4,500		582,015
Buzzi Unicem SpA (Italy)	6,400		196,481
Calgon Carbon Corp. (United States)*	21,600		237,600
Materials (continued)
Cemex SAB de C.V. (Mexico)*	15,306		$494,996
Compania Vale do Rio Doce - ADR (Brazil)	6,100		298,961
Holcim Ltd. (Switzerland)	1,617		171,298
JFE Holdings, Inc. (Japan)	8,700		596,647
Kazakmys PLC (United Kingdom)	6,800		173,072
Mitsubishi Chemical Holdings Corp. (Japan)	26,500		240,880
Mitsui Petrochemical (Japan)	27,000		209,475
Mittal Steel Co. NV (Netherlands)	5,779		353,366
Northern Technologies International Corp. (United States)*	7,350		64,496
Nucor Corp. (United States)	1,400		70,280
POSCO, Sponsored ADR (South Korea)	1,800	[2]	256,410
Potash Corp. of Saskatchewan (Canada)	1,400		113,036
Reliance Steel & Aluminum Co. (United States)	2,000		105,080
Salzgitter AG (Germany)	1,556		316,092
Wacker Chemie AG (Germany)	1,243		304,338
Xstrata PLC (United Kingdom)	11,143		710,257
Total Materials			5,624,442
Telecommunication Services - 2.0%
Alltel Corp. (United States)	1,200		79,140
America Movil , S.A. de C.V. (Mexico)	11,400		682,632
Centurytel, Inc. (United States)	5,400	[2]	247,698
China Netcom Group Corp. Hong K (Hong Kong)	116,000		295,854
InPhonic, Inc. (United States)*	8,100		29,160
Millicom International Cellular S.A. (Luxembourg)*	4,000	[2]	321,200
Nippon Telegraph & Tel Corp. (Japan)	43		187,014
Qwest Communications International, Inc. (United States)*	54,200	[2]	462,326
Rogers Communications, Class B (Canada)	5,300		239,563

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Verizon Communications, Inc. (United States)	9,730		414,693
Vodafone Group PLC (United Kingdom)	160,688		483,054
Total Telecommunication Services			3,442,334
Utilities - 2.0%
American Electric Power Co., Inc. (United States)	5,800		252,242
Dynegy, Inc. (United States)*	12,000	[2]	106,920
E.ON AG (Germany)	3,400		535,016
Exelon Corp. (United States)	8,520		597,678
Iberdrola SA (Spain)	7,096		394,715
Oneok, Inc. (United States)	400		20,300
Pepco Holdings, Inc. (United States)	15,600	[2]	422,292
RWE AG (Germany)	3,370		357,969
Sempra Energy (United States)	3,200		168,704
Veolia Environment (France)	7,967		591,966
Total Utilities			3,447,802
Total Common Stocks (cost $92,928,136)			111,496,571

Managers Fremont Global Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Warrants - 0.3%
AU Optronics Corp. (Luxembourg)	146,400	$242,731
United Microelectronics Corp. (a) (Luxembourg)	505,827	281,240
Total Warrants (cost $536,217)		523,971
Investment Companies - 30.4%
Managers Global Bond Fund (United States) (cost $49,944,453)	2,383,005	51,353,768
Short Term Investments - 9.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	10,157,503	10,157,503
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	5,445,143	5,445,143
Total Short Term Investments (cost $15,602,646)		15,602,646
Total Investments - 106.0% (cost $159,011,452)		178,976,956
Other Assets, less Liabilities - (6.0)%		(10,077,886)
Net Assets - 100%		$168,899,070

Managers Small Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 108.7%
Consumer Discretionary - 8.8%
Capella Education Co.*	18,300		$818,193
Gaylord Entertainment Co., Class A*	19,300		964,614
GSI Commerce, Inc.*	17,500	[2]	389,550
Hibbett Sports, Inc.*	25,300		648,439
Iconix Brand Group, Inc.*	35,900		710,102
Monro Muffler Brake, Inc.	18,000		602,640
Movado Group, Inc.	15,200		429,248
Orient-Express Hotels, Ltd.	19,400		901,130
Pool Corp.	50,750	[2]	1,705,708
Total Consumer Discretionary			7,169,624
Consumer Staples - 4.4%
Central Garden & Pet Co.*	21,800		274,244
Central Garden & Pet Co., Class A*	37,000		452,880
Herbalife Ltd.	29,200		1,196,616
Playtex Products, Inc.*	53,400		956,394
United Natural Foods, Inc.*	25,100	[2]	683,473
Total Consumer Staples			3,563,607
Energy - 8.8%
Arena Resources, Inc.*	15,200		825,512
Cal Dive International, Inc.*	44,700		680,334
Denbury Resources, Inc.*	33,000		1,320,000
Hercules Offshore, Inc.*	20,170	[2]	605,503
NATCO Group, Inc.*	9,700		449,013
Quicksilver Resources, Inc.*	22,950		966,654
T-3 Energy Services, Inc.*	16,800		582,792
Universal Compression Holdings, Inc.*	23,800		1,738,352
Total Energy			7,168,160
Financials - 11.5%
Argonaut Group, Inc.	25,100		691,003
Assured Guaranty, Ltd.	32,100		781,314
Bank of Florida Corp.*	28,200		439,074
Clayton Holdings, Inc.*	48,000		442,080
Cohen & Steers, Inc.	14,000		482,300
Evercore Partners, Inc., Class A	15,600		375,024
FirstService Corp.*	21,100		690,392
Jefferies Group, Inc.	29,800		782,846
Markel Corp.*	2,325		1,082,288
optionsXpress, Inc.	27,000		675,270
Portfolio Recovery Associates, Inc.	21,800		1,139,050
Primus Guaranty, Ltd.*	64,800		615,600

Managers Small Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
PrivateBancorp, Inc.	19,300		$521,100
Resource America, Inc.	20,800		311,792
Resource Capital Corp.	31,500		298,305
Total Financials			9,327,438
Health Care - 24.2%
American Dental Partners, Inc.*	24,050		617,363
Animal Health International, Inc.*	39,500		444,770
Aspreva Pharmaceuticals Corp.*	19,800	[2]	341,154
AtriCure, Inc.*	36,800		358,800
BioMarin Pharmaceutical, Inc.*	39,900		720,594
Bio-Rad Laboratories, Inc.*	13,480		999,677
Computer Programs & Systems, Inc.	13,300		355,775
DaVita, Inc.*	2,250		119,115
Digene Corp.*	17,800		1,085,978
Dionex Corp.*	12,500		850,125
DJ Orthopedics, Inc.*	24,800		1,177,504
Foxhollow Technologies, Inc.*	23,000		590,410
Haemonetics Corp.*	21,000		1,037,820
LCA-Vision, Inc.	20,700		735,057
LHC Group, Inc.*	8,900		215,558
Magellan Health Services, Inc.*	36,300		1,518,066
Matria Healthcare, Inc.*	26,000		671,580
MWI Veterinary Supply, Inc.*	23,500		908,745
Pediatrix Medical Group, Inc.*	13,200		712,272
Pharmion Corp.*	26,700		650,412
PolyMedica Corp.	19,095		771,247
Respironics, Inc.*	35,400		1,619,550
Stereotaxis, Inc.*	55,600		725,580
Symmetry Medical, Inc.*	38,700		577,791
Syneron Medical Ltd.*	33,700		798,353
VCA Antech, Inc.*	27,300		1,073,982
Total Health Care			19,677,278
Industrials - 20.6%
Advisory Board Co., The*	19,000		978,310
American Reprographics Co.*	24,100		600,572
Beacon Roofing Supply, Inc.*	20,850		311,916
Corporate Executive Board Co.	18,400		1,240,528
CoStar Group, Inc.*	19,600		999,600
Huron Consulting Group, Inc.*	19,300		1,311,049
Kenexa Corp.*	25,900		926,702
Mobile Mini, Inc.*	50,600	[2]	1,445,642

Managers Small Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
MTC Technologies, Inc.*	19,600		$428,260
Nuco2, Inc.*	22,300		563,521
On Assignment, Inc.*	75,900		761,277
Orbital Sciences Corp.*	55,000		1,165,450
RBC Bearings, Inc.*	21,000		802,410
Resources Connection, Inc.	41,900	[2]	1,360,493
Ritchie Bros. Auctioneers, Inc.	9,500		619,400
Stericycle, Inc.*	21,600		1,035,504
Taleo Corp.*	12,000		258,120
UTI Worldwide, Inc.	38,300		962,479
Williams Scotsman International, Inc.*	36,000		977,400
Total Industrials			16,748,633
Information Technology - 27.8%
Advanced Analogic Technologies, Inc.*	62,800		557,664
Alvarion, Ltd.*	72,900		747,954
Applied Micro Circuits Corp.*	153,700		448,804
Authorize.Net Holdings, Inc.*	30,900		535,497
Cognex Corp.	34,700		729,741
CommVault Systems, Inc.*	17,300		293,754
CPI International, Inc.*	33,600		571,872
DealerTrack Holdings, Inc.*	36,000		1,298,160
Dice Holdings, Inc.*	45,500		546,000
Global Payments, Inc.	42,600		1,593,240
Henry (Jack) & Associates, Inc.	51,500		1,237,030
Informatica Corp.*	50,900	[2]	709,546
J2 Global Communications, Inc.*	23,600		770,304
Mellanox Technologies, Ltd.*	15,800		306,046
MICROS Systems, Inc.*	14,500	[2]	772,560
Orbcomm, Inc.*	30,500		467,870
PDF Solutions, Inc.*	52,800		585,552
RADVision, Ltd.*	30,300		517,827
Semtech Corp.*	60,700		986,375
Si International, Inc.*	26,300		766,119
SiRF Technology Holdings, Inc.*	32,000	[2]	750,080
SkillSoft PLC*	48,000		408,480
Solera Holdings, Inc.*	36,100	[2]	675,070
Synaptics, Inc.*	18,700		656,744
The Knot, Inc.*	39,600		718,740
THQ, Inc.*	31,700	[2]	911,692
Trident Microsystems, Inc.*	22,000	[2]	334,620
Ultimate Software Group, Inc., The*	25,900		702,667

Managers Small Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Varian Semiconductor Equipment Associates, Inc.*	6,400	[2]	$300,800
ViaSat, Inc.*	26,000		744,380
Voltaire Ltd.*	34,100	[2]	276,210
Volterra Semiconductor Corp.*	28,800		330,912
Wright Express Corp.*	38,400		1,307,904
Total Information Technology			22,560,214
Telecommunication Services - 1.8%
General Communication, Inc., Class A*	37,400		430,474
NTELOS Holdings Corp.	37,100		994,280
Total Telecommunication Services			1,424,754
Utilities - 0.8%
ITC Holdings Corp.	14,800		622,340
Total Common Stock (cost $67,476,706)			88,262,048
Preferred Stock - 0.1%
Firstservice Corp., 7.000%	4,660		106,015
Total Preferred Stock (cost $76,035)			106,015
Other Investment Companies - 12.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	8,285,226		8,285,226
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	2,072,883		2,072,883
Total Other Investment Companies
(cost $10,358,109)			10,358,109
Total Investments - 121.5% (cost $77,910,850)			98,726,172
Other Assets, less Liabilities - (21.5)%			(17,484,602)
Net Assets - 100%			$81,241,570

Managers Fremont Micro-Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 89.1%
Consumer Discretionary - 4.9%
Century Casinos, Inc.*	465,460		$4,100,703
Global Traffic Network, Inc.*[7]	707,500		4,959,575
IMAX Corp.*	581,900		2,932,776
Lululemon Athletica, Inc.*	8,376		269,205
Nevada Gold & Casinos, Inc.*	426,100		762,719
Total Consumer Discretionary			13,024,978
Energy - 0.6%
Sulphco, Inc.*	495,100		1,722,948
Financials - 0.6%
Portfolio Recovery Associates, Inc.	31,800		1,661,550
Health Care - 14.6%
Accuray, Inc.*	27,900		527,589
Cardica, Inc.*	93,900		555,888
Cepheid, Inc.*	286,700		4,228,825
Conceptus, Inc.*	439,900		7,126,380
ICON PLC.*	31,600		1,477,932
Insulet Corp.*	33,041		463,235
NxStage Medical, Inc.*	148,000		1,965,440
Omnicell, Inc.*	192,200		4,589,736
Phase Forward, Inc.*	93,900		1,614,141
Regeneration Technologies, Inc.*	988,118		10,592,625
SXC Health Solutions Corp.*	160,600		4,524,102
Vital Images, Inc.*	48,400		943,316
Total Health Care			38,609,209
Industrials - 3.6%
A.T. Cross Co., Class A*	332,200		3,933,248
Ceco Environmental Corp.*	264,300		3,034,164
Stanley, Inc.*	97,400		1,735,668
Ultralife Batteries, Inc.*	70,400	[2]	802,560
Total Industrials			9,505,640
Information Technology - 60.4%
Acacia Research Corp.*	98,800		1,270,568
Access Integrated Technologies, Inc.*	236,900		1,918,890
Advanced Analogic Technologies, Inc.*	293,100		2,602,728
Airspan Networks, Inc.*	603,400		1,967,084
Anaren Microwave, Inc.*	76,400		1,317,136
Applied Micro Circuits Corp.*	1,163,550		3,397,566
Astro-Med, Inc.	213,639		2,046,662
ATMI, Inc.*	184,800		5,355,504
AudioCodes, Ltd.*	544,500		3,027,420
Authorize.Net Holdings, Inc.*	315,300		5,464,149
Bottomline Technologies, Inc.*	207,400		2,418,284
CommVault Systems, Inc.*	195,301		3,316,211
CyberSource Corp.*	110,400		1,270,704
Double-Take Software, Inc.*	284,100		4,335,366
Eagle Test Systems, Inc.*	9,600		143,904
eCollege.com*	297,000		6,664,680
EDGAR Online, Inc.*	455,000		1,137,500
EMCORE Corp.*	510,500		3,951,270
Equinix, Inc.*	130,600		11,350,446
Exar Corp.*	348,900		4,929,957
Exfo Electro-Optical Engineering, Inc.*	539,445		4,008,076
FEI Co.*	372,500		10,683,300
Forrester Research, Inc.*	57,600		1,429,632
Hi/Fn, Inc.*	103,600		861,952
Keynote Systems, Inc.*	177,000		2,653,230
L-1 Identity Solutions, Inc.*	339,269	[2]	5,815,071
Leadis Technology, Inc.*	739,800		2,641,086
NCI, Inc., Class A*	207,600		3,236,484
Occam Networks, Inc.*	87,476		838,895
Omniture, Inc.*	175,900		4,019,315
Online Resources Corp.*	120,329		1,315,196
Opsware, Inc.*	341,700		4,817,970
Optibase Ltd.*	333,100		1,365,710
Photon Dynamics, Inc.*	512,300		5,512,348
PLX Technology, Inc.*	59,400		655,776
Points International, Ltd.*	1,954,202		3,204,891

Managers Fremont Micro-Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Power Integrations, Inc.*	345,700	$9,161,050
Radyne Corp.*	228,100	2,547,877
Rainmaker Systems, Inc.*	260,100	2,177,037
Rimage Corp.*	110,200	2,649,208
Rudolph Technologies, Inc.*	182,200	2,851,430
Scopus Video Networks, Ltd.*	496,300	2,506,315
SkillSoft PLC*	140,800	1,198,208
SRS Labs, Inc.*	573,449	6,617,601
Stratasys, Inc.*	43,512	1,914,963
SupportSoft, Inc.*	673,600	3,718,272
WJ Communications, Inc.*	1,877,700	3,398,637
Total Information Technology		159,685,559
Materials - 4.0%
Calgon Carbon Corp.*	757,000	8,327,000
Northern Technologies International Corp.*[7]	247,635	2,172,997
Total Materials		10,499,997
Telecommunication Services - 0.4%
InPhonic, Inc.*	280,400	1,009,440
Total Common Stocks (cost $191,916,714)		235,719,321
Other Investment Companies - 14.8%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	6,086,901	6,086,901
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	14,815,710	14,815,710
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.27%	18,109,961	18,109,961
Total Other Investment Companies (cost $39,012,572)		39,012,572
Total Investments - 103.9% (cost $230,929,286)		274,731,893
Other Assets, less Liabilities - (3.9)%		(10,348,936)
Net Assets - 100%		$264,382,957

Managers Fremont Institutional Micro-Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 88.9%
Consumer Discretionary - 4.9%
Century Casinos, Inc.*	227,700		$2,006,037
Global Traffic Network, Inc.*	348,100		2,440,181
IMAX Corp.*	284,900		1,435,896
Lululemon Athletica, Inc.*	4,098		131,710
Nevada Gold & Casinos, Inc.*	169,000		302,510
Total Consumer Discretionary			6,316,334
Energy - 0.6%
Sulphco, Inc.*	238,900		831,372
Financials - 0.6%
Portfolio Recovery Associates, Inc.	16,000		836,000
Health Care - 14.6%
Accuray, Inc.*	13,700		259,067
Cardica, Inc.*	48,300		285,936
Cepheid, Inc.*	146,700		2,163,825
Conceptus, Inc.*	213,800		3,463,560
ICON PLC.*	15,400		720,258
Insulet Corp.*	15,972		223,927
NxStage Medical, Inc.*	76,100		1,010,608
Omnicell, Inc.*	93,100		2,223,228
Phase Forward, Inc.*	45,500		782,145
Regeneration Technologies, Inc.*	485,400		5,203,488
SXC Health Solutions Corp.*	79,100		2,228,247
Vital Images, Inc.*	23,500		458,015
Total Health Care			19,022,304
Industrials - 3.6%
A.T. Cross Co., Class A*	161,600		1,913,344
Ceco Environmental Corp.*	127,800		1,467,144
Stanley, Inc.*	49,700		885,654
Ultralife Batteries, Inc.*	34,200	[2]	389,880
Total Industrials			4,656,022
Information Technology - 60.3%
Acacia Research Corp.*	48,100		618,566
Access Integrated Technologies, Inc.*	121,700		985,770
Advanced Analogic Technologies, Inc.*	144,300		1,281,384
Airspan Networks, Inc.*	295,900		964,634
Anaren Microwave, Inc.*	37,400		644,776
Applied Micro Circuits Corp.*	572,200		1,670,824
Astro-Med, Inc.	107,308		1,028,011
ATMI, Inc.*	90,300		2,616,894
AudioCodes, Ltd.*	272,400		1,514,544
Authorize.Net Holdings, Inc.*	154,700		2,680,951
Bottomline Technologies, Inc.*	103,400		1,205,644
CommVault Systems, Inc.*	95,323		1,618,585
CyberSource Corp.*	53,500		615,785
Double-Take Software, Inc.*	137,100		2,092,146
Eagle Test Systems, Inc.*	4,700		70,453
eCollege.com*	152,400		3,419,856
EDGAR Online, Inc.*	233,700		584,250
EMCORE Corp.*	251,100		1,943,514
Equinix, Inc.*	64,100		5,570,930
Exar Corp.*	170,900		2,414,817
Exfo Electro-Optical Engineering, Inc.*	261,765		1,944,914
FEI Co.*	181,400		5,202,552
Forrester Research, Inc.*	28,700		712,334
Hi/Fn, Inc.*	50,700		421,824
Keynote Systems, Inc.*	85,900		1,287,641
L-1 Identity Solutions, Inc.*	165,696	[2]	2,840,029
Leadis Technology, Inc.*	360,600		1,287,342
NCI, Inc., Class A*	102,200		1,593,298
Occam Networks, Inc.*	42,500		407,575
Omniture, Inc.*	85,200		1,946,820
Online Resources Corp.*	58,211		636,246
Opsware, Inc.*	165,400		2,332,140
Optibase Ltd.*	163,000		668,300

Managers Fremont Institutional Micro-Cap Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Photon Dynamics, Inc.*	250,200	2,692,152
PLX Technology, Inc.*	29,000	$320,160
Points International, Ltd.*	955,952	1,567,761
Power Integrations, Inc.*	169,700	4,497,050
Radyne Corp.*	110,700	1,236,519
Rainmaker Systems, Inc.*	127,200	1,064,664
Rimage Corp.*	54,100	1,300,564
Rudolph Technologies, Inc.*	90,200	1,411,630
Scopus Video Networks, Ltd.*	241,854	1,221,363
SkillSoft PLC*	71,900	611,869
SRS Labs, Inc.*	282,400	3,258,896
Stratasys, Inc.*	21,360	940,054
SupportSoft, Inc.*	325,000	1,794,000
WJ Communications, Inc.*	906,000	1,639,860
Total Information Technology		78,379,891
Materials - 3.9%
Calgon Carbon Corp.*	365,700	4,022,700
Northern Technologies International Corp.*	120,600	1,058,265
Total Materials		5,080,965
Telecommunication Services - 0.4%
InPhonic, Inc.*	137,500	495,000
Total Common Stocks (cost $90,363,739)		115,617,888
Other Investment Companies - 15.0%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	2,979,441	2,979,441
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	16,584,036	16,584,036
Total Other Investment Companies (cost $19,563,477)		19,563,477
Total Investments - 103.9% (cost $109,927,216)		135,181,365
Other Assets, less Liabilities - (3.9)%		(5,071,236)
Net Assets - 100%		$130,110,129

Managers Real Estate Securities Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 90.1%
Apartments -14.3%
AvalonBay Communities, Inc.	9,480	$1,023,556
BRE Properties, Inc.	14,850	750,370
Essex Property Trust, Inc.	9,260	996,191
Home Properties of NY, Inc.	3,870	179,181
Post Properties, Inc.	4,160	183,206
UDR, Inc.	19,350	446,792
Total Apartments		3,579,296
Diversified -11.6%
Ashford Hospitality Trust	14,570	148,905
Cousins Properties, Inc.	7,550	194,111
Douglas Emmett, Inc.	10,510	242,361
Duke Realty Corp.	5,620	183,718
SL Green Realty Corp.	8,270	1,004,143
Vornado Realty Trust	10,560	1,130,237
Total Diversified		2,903,475
Financials - 2.2%
Highwoods Properties, Inc.	16,760	545,203
Health Care - 3.8%
Nationwide Health Properties, Inc.	10,030	239,015
Ventas, Inc.	21,320	695,458
Total Health Care		934,473
Hotel - 11.0%
Diamondrock Hospitality Co.	12,900	217,236
FelCor Lodging Trust, Inc.	10,170	223,333
Hilton Hotels Corp.	19,900	879,779
Host Marriott Corp.	38,486	812,824
LaSalle Hotel Properties	6,240	249,787
Sunstone Hotel Investors, Inc.	14,880	369,322
Total Hotel		2,752,281
Industrial - 7.0%
AMB Property Corp.	9,050	482,184
ProLogis	22,130	1,259,197
Total Industrial		1,741,381
Mall - 10.0%
CBL & Associates Properties, Inc.	7,530	240,132
General Growth Properties, Inc.	8,582	411,764
Simon Property Group, Inc.	21,280	1,841,358
Total Mall		2,493,254
Materials - 1.0%
Plum Creek Timber Co., Inc.	6,450	250,647
Office/ Industrial - 9.1%
Alexandria Real Estate Equities, Inc.	8,570	738,134
Boston Properties, Inc.	8,890	840,016
Kilroy Realty Corp.	3,250	209,398
Liberty Property Trust	12,730	477,502
Total Office/ Industrial		2,265,050
Residential - 4.9%
Equity Residential	30,670	1,220,973
Retail - 2.1%
National Retail Properties, Inc.	24,660	534,136
Self Storage - 2.5%
Public Storage, Inc.	8,990	630,109
Shopping Center - 9.2%
Acadia Realty Trust	10,740	247,342
Federal Realty Investment Trust	7,160	538,002
Kimco Realty Corp.	24,403	910,964
Macerich Co., The	5,650	413,298
Regency Centers Corp.	2,830	183,582
Total Shopping Center		2,293,188
Specialty - 1.4%
American Campus Communities, Inc.	7,580	193,669
Digital Realty Trust, Inc.	4,700	155,805
Total Specialty		349,474
Total REITs (cost $24,135,855)		22,492,940
REOCs - 8.4%
Hotel & Motels - 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	11,170	703,263

Managers Real Estate Securities Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Real Estate Operations and Development - 3.7%
Brookfield Properties Corp.	40,725	$920,385
Wireless Equipment - 1.9%
American Tower Corp., Class A*	11,070	461,176
Total REOCs (cost $2,350,288)		2,084,824
Other Investment Companies - 2.6%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19% (cost $658,634)	658,634	658,634
Total Investments - 101.1% (cost $27,144,777)		25,236,398
Other Assets, less Liabilities - (1.1)%		(281,994)
Net Assets - 100%		$24,954,404

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 33.6%
Finance - 27.7%
American Express Bank Ltd, 5.330%, 10/16/08, (09/17/07)[4]	$3,100,000		$3,098,555
American Express Bank Ltd, 5.380%, 10/20/09, (09/20/07)[4]	2,300,000		2,299,328
American Express Centurion Bank, 5.340%, 06/12/09, (09/12/07)[4]	1,500,000		1,499,448
American Express Centurion Bank, 5.320%, 05/07/08, (09/07/07)[4]	2,200,000		2,199,413
American Express Credit Co., 5.380%, 11/09/09, (9/10/07)[4]	2,400,000		2,399,683
American International Group, Inc., 5.050%, 10/01/15	400,000		383,143
American International Group, Inc., 5.370%, 06/15/09, (09/17/07) (a)[4]	3,100,000	[2]	3,117,252
ANX National Bank, Ltd., 5.539%, 08/07/09, (11/08/07)[4]	2,500,000		2,500,198
Bank of America Corp., 5.370%, 06/19/09 (09/19/07)	10,500,000		10,515,299
Bank of America Corp., 6.000%,10/15/36	900,000		860,008
Bank of Ireland, 5.375%, 12/19/08, (09/19/07)[4]	4,200,000		4,205,481
Bank of Ireland, 5.400%, 01/15/10, (10/15/07)[4]	7,400,000		7,408,073
Bear Stearns Co., Inc., 5.588%, 03/30/09, (09/28/07)[4]	2,400,000		2,398,272
Bear Stearns Co., Inc., 5.489%, 08/21/09, (08/21/07)[4]	4,800,000		4,787,957
Bear Stearns Co., Inc., 5.676%, 01/30/09, (10/30/07)[4]	2,700,000		2,703,823
Bear Stearns Co., Inc., 5.630%, 07/16/09, (10/16/07)[4]	1,600,000		1,596,818
BNP Paribas, 5.260%, 07/03/08, (09/04/07)[4]	9,800,000		9,800,696
BNP Paribas, 5.263%, 05/28/08, (08/28/07)[4]	1,900,000		1,900,665
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5]	1,500,000	[2]	1,417,203
Calyon NY, 5.340%, 01/16/09, (10/16/07)[4]	3,500,000		3,502,012
China Development Bank, 5.000%, 10/15/15	300,000		282,638
Chrysler FINCO Term Loan, 5.000%, 08/03/12[5]	6,000,000		5,700,000
CIT Group, Inc., 5.546%, 08/17/09, (11/19/07)[4]	2,400,000		2,393,095
CIT Group, Inc., 5.635%, 01/30/09, (10/30/07)[4]	5,400,000		5,379,269
Citigroup Funding, Inc., 5.360%, 06/26/09, (09/26/07)[4]	1,600,000		1,600,819
Citigroup Global Markets Holdings, Inc., 5.495%, 03/17/09, (09/17/07)[4]	2,200,000		2,203,390
Citigroup, Inc., 5.400%, 01/30/09, (10/30/07)[4]	3,400,000		3,402,411
Citigroup, Inc., 5.342%, 12/28/08, (09/10/07)[4]	400,000		400,251
Citigroup, Inc., 5.392%, 12/28/09, (09/28/07)[4]	300,000		299,930
Citigroup, Inc., 6.125%, 08/25/36	4,900,000		4,757,508
Citigroup, Inc., 9.230%, 12/26/08, (9/27/07)[4]	6,200,000		6,205,419
Credit Agricole (London), 5.360%, 05/28/09, (08/28/07) (a)[4]	1,900,000		1,901,024
Credit Agricole (London), 5.410%, 05/28/10, (08/28/07) (a)[4]	2,200,000		2,201,709
Ford Motor Credit Co., 7.875% 06/15/10	2,000,000		1,913,756
Fortis Bank NY, 5.265%, 06/30/08, (08/31/07)[4]	4,500,000		4,501,724
Fortis Bank NY, 5.300%, 09/30/08, (09/28/07)[4]	3,100,000		3,100,583
GAZ Capital, 6.212%, 11/22/16 (a)	400,000		380,520
General Electric Capital Corp., 5.430%, 01/20/10, (10/22/07)[4]	3,900,000		3,908,112
General Electric Capital Corp., 5.410%, 10/26/09, (10/26/07)[4]	6,000,000		6,004,758
General Electric Capital Corp., 5.430%, 08/15/11, (11/15/07)[4]	3,600,000		3,595,327
General Electric Capital Corp., 5.460%, 10/21/10, (10/22/07)[4]	5,000,000		5,002,665
General Electric Capital Corp., 5.520%, 01/05/09, (10/05/07)[4]	2,500,000		2,502,168
General Motors Acceptance Corp., 6.000%, 12/15/11	400,000		361,180
Goldman Sachs Group, Inc., 5.406%, 12/23/08, (09/24/07)[4]	100,000		99,981
Goldman Sachs Group, Inc., 5.455%, 11/16/09, (11/16/07)[4]	1,300,000		1,300,299
Goldman Sachs Group, Inc., 5.527%, 12/22/08, (09/24/07)[4]	8,800,000		8,806,318
Goldman Sachs Group, Inc., 5.539%, 06/23/09, (09/24/07)[4]	4,300,000		4,301,866
Goodyear Tire & Rubber 2nd Term B Loan, 6.850%, 04/20/14[5]	2,000,000		1,922,500
HBOS PLC, 5.920%, 09/01/49 (a)[5]	400,000		358,626
HBOS Treasury Services PLC, 5.400%, 07/17/09, (10/17/07) (a)[4]	3,600,000		3,604,597
HSBC Bank USA, N.A., 4.570%, 09/12/07, (09/21/07)[4]	5,100,000		5,100,858
HSBC Finance Corp., 5.420%, 10/21/09, (10/22/07)[4]	1,600,000		1,601,213
HSBC Finance Corp., 5.520%, 09/15/08, (09/15/07)[4]	5,900,000		5,912,113
HSBC Holdings PLC, 6.500%, 05/02/36	800,000		800,414
ICICI Bank, Ltd., 5.900%, 01/12/10, (10/12/07) (a)[4]	3,400,000		3,416,031
JP Morgan Chase & Co., 5.370%, 06/26/09, (08/28/07)[4]	1,800,000		1,799,108
JP Morgan Chase Capital XX, 6.550%, 09/29/36	400,000		367,490
KBC Bank Fund Trust II, 6.875%, (Perpetual)[5]	€1,900,000		2,688,922
Korea Development Bank, 5.490%, 04/03/10, (10/03/07)[4]	7,100,000		7,107,079
Lehman Brothers Holdings, Inc., 5.450%, 10/22/08, (10/22/07)[4]	3,900,000		3,901,252

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Finance (continued)
Lehman Brothers Holdings, Inc., 5.580%, 07/18/11, (10/18/07)[4]	$1,700,000		$1,674,174
Lehman Brothers Holdings, Inc., 5.475%, 11/16/09, (11/16/07)[4]	1,200,000		1,198,739
Lehman Brothers Holdings, Inc., 5.500%, 05/25/10, (08/28/07)[4]	1,000,000		997,003
Lehman Brothers Holdings, Inc., 5.598%, 04/03/09, (10/31/07)[4]	4,700,000		4,694,280
Lehman Brothers Holdings, Inc., 5.415%, 12/23/08, (09/24/07)[4]	200,000		199,962
Lloyds TSB Capital, 7.375%, 02/07/49[5]	€1,800,000		2,686,295
Merrill Lynch & Co., Inc., 5.491%, 08/14/09, (11/14/07)[4]	2,200,000		2,194,199
Merrill Lynch & Co., Inc., 5.414%, 10/23/08, (10/23/07)[4]	4,300,000		4,296,130
Merrill Lynch & Co., Inc., 5.450%, 12/04/09, (09/04/07)[4]	2,100,000		2,089,952
Merrill Lynch & Co., Inc., 5.560%, 07/25/11, (10/25/07)[4]	3,000,000		2,983,614
Met Life Glob Funding I, 5.400%, 05/17/10, (11/19/07) (a)[4]	4,100,000		4,103,366
Metlife, Inc., 6.400%, 12/15/36	800,000		717,614
Morgan Stanley & Co., Inc., 5.470%, 02/09/09, (11/09/07)[4]	1,400,000		1,400,424
Morgan Stanley & Co., Inc., 5.360%, 11/21/08, (08/21/07)[4]	1,800,000		1,798,040
Morgan Stanley & Co., Inc., 5.450%, 01/15/10, (10/15/07)[4]	4,600,000		4,592,921
MUFG Capital Finance 1, Ltd., 6.346%, 07/29/49	400,000		384,070
Nordea Bank Finland PLC, 5.263%, 03/31/08, (08/31/07)[4]	1,800,000		1,800,389
Nordea Bank Finland PLC, 5.307%, 05/28/08, (08/28/07)[4]	1,800,000		1,801,026
Nordea Bank Finland PLC, 5.308%, 04/09/09, (09/10/07)[4]	4,700,000		4,702,905
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	248,808		243,811
Residential Capital LLC, 6.460%, 05/22/09, (08/22/07)[4]	2,500,000		2,378,155
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5]	500,000		475,506
Royal Bank of Canada, 5.265%, 06/30/08, (08/22/07)[4]	4,900,000		4,904,042
Royal Bank of Scotland Group PLC, 9.118%, (Perpetual)	1,000,000	[2]	1,087,525
Royal Bank of Scotland Group PLC, 5.424%, 07/21/08, (10/22/06) (a)[4]	1,800,000		1,801,633
Royal Bank of Scotland Group PLC, 5.265%, 03/26/08, (08/28/07)[4]	2,500,000		2,499,898
Royal Bank of Scotland Group PLC, 5.260%, 07/03/08, (09/04/07)[4]	6,300,000		6,300,447
Santander US Debt SA Unipersonal, 5.420%, 09/19/08, (09/21/07) (a)[4]	11,600,000		11,611,820
Skandinav Enskilda Bank, 5.272%, 10/03/07, (09/04/07)[4]	7,000,000		7,000,476
Skandinav Enskilda Bank, 5.350%, 02/13/09, (11/13/07)[4]	400,000		400,352
SLM Corp. Bridge Term Loan, 6.000%, 06/30/06[5]	2,500,000		2,488,668
SMFG Preffered Capital, Ltd., 6.078%, 12/25/49 (a)[5]	1,100,000		1,058,783
Societe Generale N.A., 5.298%, 06/30/08, (08/28/07)[4]	7,100,000		7,104,224
Societe Generale N.A., 5.268%, 06/30/08, (08/29/07)[4]	2,000,000		2,000,854
State Street Capital Trust IV, 6.355%, 06/15/37, (09/17/07)[4]	300,000		300,178
TNK- BP Finance SA, 6.125%, 03/20/12 (a)	400,000		384,000
Unicredito Italiano, 5.358%, 05/06/08, (11/06/07)[4]	800,000		800,228
Unicredito Italiano, 5.370%, 05/29/08, (08/29/07)[4]	2,300,000		2,301,166
Unicredito Luxembourg Finance SA, 5.425%, 10/24/08 (10/24/07) (a)[4]	10,900,000		10,906,845
USB Captial IX, 6.189%, 04/15/49[5]	300,000	[2]	296,720
Verizon Idearc, Inc. Term B Loan, 7.360%, 11/17/14[5]	5,273,500		5,049,376
Wachovia Corp., 5.320%, 10/03/08, (10/03/07)[4]	7,200,000		7,203,449
Wachovia Corp., 5.410%, 12/01/09, (09/04/07)[4]	4,500,000		4,497,768
Westpac Banking Corp., 5.310%, 06/06/08, (09/06/07)[4]	1,400,000		1,400,239
Total Finance			318,491,516
Industrials - 5.7%
Amgen, Inc., 5.440%, 11/28/08, (08/28/07) (a)[4]	4,400,000		4,403,106
AT&T, Inc., 5.460%, 02/05/10, (11/05/07)[4]	1,200,000		1,202,321
BellSouth Corp., 5.580%, 08/15/08, (11/15/07)[4]	3,600,000		3,603,899
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000		290,836
Comcast Corp., 5.875%, 02/15/18	600,000		577,488
Comcast Corp., 6.450%, 03/15/37	600,000		572,515
DaimlerChrysler N.A. Holding Corp., 5.690%, 03/13/09 (09/13/07)[4]	2,900,000		2,901,099
DaimlerChrysler N.A. Holding Corp., 5.820%, 09/10/07 (09/10/07)[4]	4,600,000		4,602,139
DaimlerChrysler N.A. Holding Corp., 5.917%, 08/03/09 (11/05/07)[4]	2,200,000		2,206,358
DnB NOR Bank ASA, 5.443%, 10/13/09, (10/15/07) (a)[4]	13,100,000		13,107,677
General Electric Capital Corp., 5.560%, 01/08/16 (10/09/07)[4]	1,000,000		1,001,310
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		404,804
Peabody Energy Corp., 7.875%, 11/01/26	800,000		772,000
Pemex Project Funding Master Trust, 5.750%, 12/15/15	800,000		779,489
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000	[2]	1,943,100

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial (continued)
Pemex Project Funding Master Trust, 8.625%, 02/01/22	$400,000		$477,923
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	[2]	1,774,474
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		859,503
Citigroup Global Markets, Inc., (Gazprom), 10.500%, 10/21/09	2,100,000		2,290,556
Sonat Inc., 7.625%, 07/15/11	1,300,000		1,346,428
Telefonica Emisiones SAU, 5.666%%, 06/19/09, (09/20/07)[4]	3,000,000		2,995,869
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		6,225,002
Time Warner, Inc., 5.590%, 11/13/09, (11/13/07)[4]	2,000,000		2,002,124
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	[2]	1,158,796
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000		488,875
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		497,430
VTB Capital SA, 5.956%, 08/01/08, (11/2/07) (a)[4]	2,200,000		2,194,610
Wal-Mart Stores, Inc., 5.265%, 06/16/08, (09/16/07)[4]	5,100,000		5,099,582
Total Industrials			65,779,313
Utility - 0.2%
Transocean, Inc., 5.591%, 09/05/08, (09/05/07)[4]	2,200,000		2,199,934
Total Corporate Bonds (cost $384,240,481)			386,470,763
Asset-Backed Securities - 5.8%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.380%, 11/25/36, (08/25/07)[4]	2,017,573		2,017,185
Amortizing Residential Collateral Trust, 2.820%, 07/25/32, (08/25/07)[4]	77,398		77,301
Argent Securties, Inc., 5.380%, 09/25/36, (08/25/07)[4]	845,350		845,004
Asset Backed Securities Corp. Home Equity, 5.370%, 11/25/36, (08/25/07)[4]	1,627,284		1,626,992
Bear Stearns Asset Backed Securities, Inc., 5.400%, 10/25/36, (08/25/07)[4]	1,307,414		1,307,203
Chase Credit Card Master Trust, 5.430%, 02/15/11, (09/15/07)[4]	3,600,000		3,605,445
Citigroup Mortgage Loan Trust, Inc., 5.370%, 11/25/36, (08/25/07)[4]	961,451		961,389
Countrywide Asset-Backed Certificates, 5.370%, 05/25/37, (08/25/07)[4]	1,610,829		1,610,324
EMC Mortgage Loan Trust, Class A, 2.900%, 05/25/40, (08/25/07) (a)[4]	1,516,572		1,518,238
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 5.370%, 11/25/36, (08/25/07)[4]	2,967,330		2,960,891
First NLC Trust, 5.390%, 08/25/37, (08/25/07) (a)[4]	2,266,353		2,262,458
First USA Credit Card Master Trust, 5.480%, 04/18/11, (08/18/07)[4]	5,100,000		5,109,361
Fremont Home Loan Trust, 5.410%, 01/25/37, (08/25/07)[4]	1,604,508		1,601,149
GSAMP Trust, Series 2006-HE7, Class A2A, 5.360%, 11/25/46, (08/25/07)[4]	3,005,272		3,004,538
HSI Asset Securitization Corp. Trust, 5.383%, 12/25/36, (08/25/07)[4]	1,238,241		1,237,920
Indymac Residential Asset Backed Trust, 5.380%, 04/25/37, (08/25/07)[4]	1,443,854		1,439,567
JPMorgan Acquisition Corp., Class A, 5.380%, 08/25/36, (08/25/07)[4]	955,237		955,135
Lehman XS Trust, 5.390%, 05/25/46, (08/25/07)[4]	823,164		822,996
Lehman XS Trust, 5.400%, 11/25/46, (08/25/07)[4]	2,911,069		2,910,814
Long Beach Mortgage Loan Trust, 5.600%, 10/25/34, (08/25/07)[4]	165,842		165,563
Morgan Stanley ABS Capital I, Inc., 5.360%, 10/25/36, (08/25/07)[4]	971,871		968,530
Morgan Stanley ABS Capital I, Inc., 5.370%, 10/25/36, (08/25/07)[4]	940,389		939,780
Morgan Stanley IXIS Real Estate Capital Trust, 5.370%, 11/25/36, (08/25/07)[4]	1,810,302		1,808,137
Nelnet Student Loan Trust, 5.337%, 09/25/12, (08/25/07)[4]	1,489,915		1,489,682
Option One Mortgage Loan Trust, 5.370%, 01/25/37, (08/25/07)[4]	2,182,535		2,182,134
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 5.580%, 09/25/35, (08/25/07)[4]	2,418,839		2,418,565
Residential Asset Mortgage Products, Inc., 5.390%, 11/25/36, (08/25/07)[4]	3,823,628		3,823,452
Residential Asset Securities Corp., 5.390%, 11/25/36, (08/25/07)[4]	4,187,782		4,187,295
Residential Asset Securities Corp., 5.390%, 11/25/36, (08/25/07)[4]	2,347,351		2,347,195
Saxon Asset Securities Trust, 5.380%, 11/25/36, (08/25/07)[4]	1,026,002		1,025,487
Securitized Asset Backed Receivables LLC Trust, 5.380%, 12/25/36, (08/25/07)[4]	3,148,589		3,146,184
Structured Asset Securities Corp., 2.940%, 01/25/33, (08/25/07)[4]	77,557		77,126
Structured Asset Securities Corp., 5.370%, 10/25/36, (08/25/07)[4]	2,491,355		2,487,706
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	154,073		152,594
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	30,472		30,923
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	1,525,819		1,548,988
Wells Fargo Home Equity Trust, 5.450%, 12/25/35, (08/25/07) (a)[4]	1,887,393		1,886,307
Total Asset-Backed Securities (cost $66,580,208)			66,559,558
U.S. Government and Agency Obligations - 49.7%
Federal Home Loan Mortgage Corporation - 8.0%
FHLMC Gold Pool, 4.500%, 02/01/14	321,411		315,104
FHLMC Gold Pool, 5.000%, 10/01/18 to 11/01/18	2,108,489		2,054,550
FHLMC Gold Pool, 5.500%, TBA	9,000,000		8,694,846

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal Home Loan Mortgage Corporation (continued)
FHLMC Gold Pool, 6.000%, 02/01/16 to 09/01/16	$319,915		$322,334
FHLMC Gold Pool, 6.000%, TBA	4,000,000		3,968,124
FHLMC Gold Pool, 6.500%, 01/01/26 to 08/15/31	14,073,482		14,584,518
FHLMC Gold Pool, 7.000%, 11/15/20	41,630		41,535
FHLMC Gold Pool, 7.500%, 08/15/30	500,825		503,311
FHLMC Gold Pool, 5.761%, 07/15/19 to 10/15/26, (09/15/07)[4]	41,122,846		41,108,448
FHLMC Gold Pool, 5.841%, 02/15/19, (9/15/07)[4]	14,400,000		14,404,535
FHLMC Gold Pool, 5.911%, 05/15/36, (9/15/07)[4]	1,777,198		1,779,853
FHLMC Gold Pool, 6.111%, 09/15/30, (9/15/07)[4]	75,464		75,643
FHLMC, 7.364%, 07/01/30, (07/01/08)[4]	3,764		3,822
FHLMC, 4.900%, 11/01/34, (09/01/09)[4]	4,541,656		4,521,935
FHLMC, 6.229%, 02/25/45, (08/28/07)[4]	294,068		293,875
Total Federal Home Loan Mortgage Corporation			92,672,433
Federal National Mortgage Association - 39.9%
FNMA, 3.500%, 07/01/11	526,085		500,778
FNMA, 4.000%, 05/10/14	406550		392,665
FNMA, 4.500%, 05/01/21	167,130		159,265
FNMA, 5.000%, TBA	69,000,000		64,719,860
FNMA, 5.000%, 05/01/14 to 03/01/36	70,865,255		68,335,239
FNMA, 5.500%, TBA	26,000,000		25,105,314
FNMA, 5.500%, 12/01/16 to 03/01/37	212,153,998		205,616,899
FNMA, 6.000%, TBA	64,000,000		63,409,984
FNMA, 6.000%, 04/01/16 to 08/01/36	12,142,946		12,094,556
FNMA, 7.200%, 05/25/23	1,080,624		1,125,716
FNMA, 7.500%, 02/25/08	21,225		21,231
FNMA, 6.500%, 12/25/42	435,269		442,733
FNMA, 4.674%, 05/25/35[5]	500,000		495,875
FNMA, 6.222%, 07/01/44, (09/01/07)[4]	574,021		580,981
FNMA, 5.506%, 05/01/36, (09/01/07)[4]	1,285,264		1,296,047
FNMA, 5.508%, 05/01/36, (09/01/07)[4]	2,286,864		2,306,068
FNMA, 4.673%, 09/01/35, (08/01/10)[4]	4,374,957		4,324,594
FNMA, 4.833%, 06/01/35, (06/01/10)[4]	7,287,480		7,228,472
FNMA, 5.380%, 12/25/36, (08/25/07)[4]	1,343,899		1,341,578
Total Federal National Mortgage Association			459,497,855
United States Treasury Bonds - 1.6%
U.S. Treasury Inflation Indexed Bonds, 2.625%, 07/15/17	3,912,285		3,976,169
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	642,725	[2]	767,254
USTB, 4.756%, 09/13/07[6,8,9]	8,410,000	[2]	8,362,105
USTB, 2.375%, 01/15/25	4,963,410	[2]	4,906,410
Total U.S. Treasury Bonds			18,011,938
United States Treasury Notes - 0.2%
USTN, 4.750%, 03/31/11	2,618,800	[2]	2,442,646
Total U.S. Government and Agency Obligations (cost $579,567,160)			572,624,872
Mortgage-Backed Securities - 6.3%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09)[4]	1,197,285		1,173,401
Arkle Master Issuer PLC, Series 2006-1A, Class 1A, 5.549%, 11/19/07, (08/17/07) (a)[4]	5,800,000		5,800,203
Bank of America Funding Corp., 4.118%, 05/25/35[5]	1,621,363		1,592,829
Bear Stearns Adjustable Rate Mortgage Trust, 3.964%, 11/25/30[5]	64,247		63,993
Bear Stearns Adjustable Rate Mortgage Trust, 5.099%, 04/25/33[5]	956,785		949,548
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33[5]	221,893		220,977
Bear Stearns Alt-A Trust, 5.446%, 05/25/35[5]	2,313,563		2,312,112
Bear Stearns Mortgage Funding Trust, 5.390%, 02/25/37, (08/25/07)[4]	3,839,182		3,836,694
Citigroup Mortgage Loan Trust, Inc., 4.700%, 12/25/35, (07/25/10)[4]	670,229		658,384
Citigroup Commercial Mortgage Trust, 5.390%, 11/15/36, (09/15/07) (a)[4]	1,645,468		1,645,181
Countrywide Alternative Loan Trust, 5.500%, 04/25/07, (08/25/07) (a)[4]	1,890,751		1,890,551
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[4]	692,869		690,716
GNMA, 5.750%, 08/20/25, (10/01/07)[4]	40,534		41,015
GNMA, 6.125%, 11/20/24 to 11/20/29, (01/01/08)[4]	524,932		530,534
GNMA, 6.375%, 04/20/21 to 03/20/24, (04/01/08 to 07/01/08)[4]	74,093		74,853
GNMA, 6.500%, 06/20/28	1,325,278		1,359,647
GNMA, 6.000%, TBA	3,000,000		2,995,782

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Mortgage-Backed Securities (continued)
GNMA, 6.750%, 10/16/40[5]	$7,970,157		$8,225,585
Greenpoint Mortgage Funding Trust, 5.400%, 10/25/46, (08/25/07)[4]	2,442,273		2,442,942
Greenpoint Mortgage Funding Trust, 5.430%, 12/25/36, (08/25/07)[4]	2,341,993		2,341,952
GS Mortgage Securities Corp. II, 5.410%, 03/06/20, (11/25/09) (a)[4]	6,831,354		6,842,050
IMPAC Secured Assets Corp, 5.400%, 01/25/37, (08/25/07)[4]	1,697,222		1,697,214
Indymac Index Mortgage Loan Trust, 5.410%, 11/25/46, (08/25/07)[4]	1,558,269		1,558,328
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.210%. 01/25/36[5]	3,344,403		3,322,819
Lehman Brothers Floating Rate Commecial Mortgage Trust, 5.405%, 09/15/21, (09/12/07) (a)[4]	506,342		506,227
Prime Mortgage Trust, 2.930%, 02/25/19, (08/25/07)[4]	98,865		98,998
Prime Mortgage Trust, 2.930%, 02/25/34, (08/25/07)[4]	455,959		457,120
Prudential Home Mortgage Securities, 7.000%, 06/25/08	5,918		5,895
Structured Asset Mortgage Investments Inc., 2.830%, 09/19/32, (08/19/07)[4]	669,054		669,614
Structured Asset Securities Corp., 5.345%, 10/25/35 (a)[5]	2,375,109		2,362,309
Structured Asset Securities Corp., 6.250%, 01/25/32[5]	33,641		33,501
Thornburg Mortgage Securities Trust, 5.430%, 12/25/36	2,005,259		2,000,932
Wachovia Bank Commercial Mortgage Trust, 5.400%, 06/15/20, (09/15/07) (a)[4]	3,400,000		3,405,857
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 5.490%, 09/15/21, (09/15/07) (a)[4]	6,306,358		6,301,586
Washington Mutual MSC Mortgage Pass-Through, 6.949%, 02/25/31[5]	129,088		128,585
Washington Mutual Mortgage Pass-Through Certificates, 5.610%, 10/25/45, (08/25/07)[4]	427,813		427,883
Washington Mutual, Series 2005-AR13, Class A1A1, 4.481%, 10/25/45, (08/25/07)[4]	527,411		527,379
Wells Fargo Mortgage Backed Securities, 4.950%, 03/25/36[5]	2,946,971		2,920,788
Total Mortgage-Backed Securities (cost $71,748,461)			72,113,984
Foreign Government and Agency Obligations- 0.3%
Federal Republic of Brazil, 10.250%, 01/10/28	1,250,000		726,783
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000		280,688
Export-Import Bank of Korea, 5.450%, 06/01/09, (09/01/07)[4]	2,700,000		2,701,879
Total Foreign Government (cost $3,717,561)			3,709,350
Municipal Bonds - 0.4%
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000		2,780,154
State of Texas, Transportation Commission-Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,198,092
Truckee Meadows Water Authority, Nevada Water Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured)5,	67,000		73,756
Truckee Meadows Water Authority, Nevada Water Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured)[9]	200,000		208,174
Total Municipal Bonds (cost $4,022,009)			4,260,176
Municipal Funds - 1.0%
BlackRock MuniEnhanced Fund, Inc.	44,000		450,560
BlackRock MuniHoldings Florida Insured Fund	25,000		328,250
BlackRock MuniHoldings Insured Fund II, Inc.	51,900		643,041
BlackRock MuniVest Fund, Inc.	55,000		531,850
BlackRock MuniYield Fund, Inc.	55,000		783,200
BlackRock MuniYield Quality Fund II, Inc.	55,000		665,500
BlackRock MuniYield Quality Fund, Inc.	55,000		740,300
Dreyfus Municipal Income, Inc.	37,500		331,125
DWS Municipal Income Trust	55,000		598,950
MFS Municipal Income Trust	53,800		410,494
Nuveen Performance Plus Municipal Fund	55,000		769,450
Nuveen Premium Income Municipal Fund 2	55,000		751,850
Nuveen Premium Income Municipal Fund 4	55,000		668,250
Nuveen Quality Income Municipal Fund	55,000		759,000
Putnam Municipal Bond Fund	32,257		388,697
Van Kampen Advantage Municipal Income Trust II	61,796		789,135
Van Kampen Trust for Investment Grade Municipals	55,000		810,700
Western Asset Managed Municipals Fund, Inc.	55,000	[2]	605,000
Western Asset Municipal Partners Fund, Inc.	7,329		95,497
Total Municipal Funds (cost $11,338,358)			11,120,849

	Shares
Preferred Stock - 0.5%
DG Funding Trust, 7.375%, (09/29/07) (a)[5] (cost $6,037,773)	573		6,043,359

	Notional Amount
Options and Swaptions - 0.3%
3-Month Eurodollar (Put), $90.75, 09/17/07	2,645,000		6,612
3-Month Eurodollar (Put), $91.25, 09/17/07	1,215,000		3,038
3-Month USD-JPY (Put), $103.80, 03/17/10	1,000,000		35,336

Managers Fremont Bond Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Notional Amount	Value
Options and Swaptions (continued)
3-Month USD-JPY (Put), $105.20, 03/31/10	$1,000,000	$39,900
3-Month USD-JPY (Put), $105.40, 03/31/10	3,000,000	121,485
3-Month USD-JPY (Call), $103.80, 03/17/10	1,000,000	63,731
3-Month USD-JPY (Call), $105.20, 03/31/10	1,000,000	55,704
3-Month USD-JPY (Call), $105.40, 03/31/10	3,000,000	163,992
3-Month USD-LIBOR-BBA (Call), 4.750%, 02/01/08	32,000,000	39,363
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	81,200,000	261,479
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	139,000,000	447,606
3-Month USD-LIBOR-BBA (Call), 4.750%, 12/15/08	64,300,000	295,846
3-Month USD-LIBOR-BBA (Call), 4.750%, 09/26/08	9,000,000	38,872
3-Month USD-LIBOR-BBA (Call), 4.800%, 08/08/07	28,000,000	284
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07	54,000,000	51
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07	12,000,000	840
3-Month USD-LIBOR-BBA (Call), 4.900%, 10/25/07	39,000,000	75,378
3-Month USD-LIBOR-BBA (Call), 5.000%, 08/08/07	84,000,000	1,026
3-Month USD-LIBOR-BBA (Call), 5.000%, 02/01/08	77,500,000	332,601
3-Month USD-LIBOR-BBA (Call), 5.000%, 12/15/08	197,000,000	1,236,496
3-Month USD-LIBOR-BBA (Call), 5.250%, 08/08/07	24,000,000	71,664
Total Options and Swaptions (cost $3,809,377)		3,291,304
Short-Term Invesments - 18.2%

	Principal Amount
Commercial Paper - 12.8%
Bank of America Corp., Discount Notes, 5.190%, 09/25/07	23,500,000	23,310,355
Dexia Delaware LLC, Discount Notes, 5.240%, 09/17/07	9,900,000	9,832,273
Societe Generale N.A., Discount Notes, 5.240%, 09/18/07	1,100,000	1,092,289
Societe Generale N.A., Discount Notes, 5.230%, 09/19/07	24,100,000	23,927,444
Societe Generale N.A., Discount Notes, 5.170%, 11/26/07	100,000	98,300
Total Fina Elf SA, Discount Notes, 5.350%, 08/1/07	5,600,000	5,600,000
UBS Finance (Delaware) LLC, Discount Notes, 5.220%, 08/01/07	29,300,000	29,300,000
UBS Finance (Delawere) LLC, Discount Notes, 5.200%, 09/17/07	500,000	496,565
UBS Finance (Delaware) LLC, Discount Notes, 5.220%, 10/02/07	200,000	198,192
UniCredito Italiano Bank (Ireland) p.l.c., Discount Notes, 5.180%, 11/27/07	20,900,000	20,539,684
Westpac Banking Corp., Discount Notes, 5.240%, 09/18/07	32,900,000	32,669,371
Total Commercial Paper (cost $147,073,340)		147,064,473

	Shares
Other Investment Companies - 5.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	17,376,571	17,376,571
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	44,622,665	44,622,665
Total Other Investment Companies (cost $61,999,236)		61,999,236
Total Investments - 116.1% (cost $1,340,133,964)		1,335,257,924
Other Assets, less Liabilities - (16.1)%		(184,971,430)
Net Assets - 100%		$1,150,286,494

Managers California Intermediate Tax-Free Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bond - 94.8%
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	$250,000	$253,520
Bay Area Government Association, California Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	518,535
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,842,871
Bay Area Toll Authority, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,059,760
Beverly Hills, CA, Public Financing Authority Lease Revenue, 4.250%, 06/01/21	1,000,000	976,430
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,098,460
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	476,713
California State Department of Veteran Affairs - Home Purchase Revenue, Series A, 4.350%, 12/01/20	300,000	293,772
California State Department Veteran Affairs, 4.400%, 12/01/21	400,000	388,788
California State Public Works Board, 5.000%, 01/01/21	250,000	258,662
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	211,128
Campbell, CA, Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	272,109
Clovis, CA, Unified School District, 5.000%, 08/01/21 (MBIA Insured)	540,000	571,666
Desert Sands, CA, University School District, 5.000%, 06/01/22 (AMBAC Insured)	500,000	527,710
East Bay, CA, Municipal Utility District, 4.750%, 06/01/20 (FSA Insured)	1,300,000	1,335,191
Eastern Municipal Water District of California, Water & Sewer Revenue, Certificates of Participation, 5.000%, 07/01/17 (MBIA Insured)	100,000	106,274
Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series A, 5.000%, 07/01/21	330,000	345,444
El Monte, CA, City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	238,000
Fremont, CA, Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	422,556
Fremont, CA, Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	370,139
Fresno, CA, Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,084,450
Kern, CA, High School District, 5.000%, 08/01/21 (FSA Insured)	1,100,000	1,163,668
Lincoln, CA, Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	153,434
Long Beach, CA, Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	706,977
Los Angeles, CA, Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	316,830
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	549,418
Los Angeles, CA, Unified School District, 5.000%, 07/01/20 (AMBAC Insured)	800,000	847,136
Los Angeles, CA, Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	291,651
Los Angeles, CA, Harbor Department Revenue, Series C, 5.000%, 08/01/22 (FGIC Insured)	565,000	598,341
Los Osos, CA, Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,049,539
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	323,070
Moorpark, CA, Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	414,812
Murrieta Valley, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	338,659
North Orange County, CA, Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	360,203
Novato, CA, Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)	1,385,000	1,465,163
Novato, CA, Unified School District, 5.000%, 08/01/21 (MBIA Insured)	465,000	490,487
Oakland, CA, Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	158,462
Palomar, CA, Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	1,000,000	1,060,090
Perris, CA, Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	318,186
Riverside, CA, Community College District, 5.000%, 08/01/21 (FSA Insured)	250,000	263,288
Riverside, CA, Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	299,058
Sacramento County, CA, Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	516,645
San Diego, CA, Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	212,318
San Francisco, CA, Bay Area Rapid Transit Financing Authority, 4.125%, 07/01/21 (FSA Insured)	300,000	291,780
San Jose, CA, Library, Parks & Public Safety Projects, 5.000%, 09/01/19	500,000	519,960
San Jose-Evergreen, CA, Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	541,705
Santa Clara Valley, CA, Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	517,783
Santa Clara Valley, CA, Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	687,933
Santa Clarita, CA, Community College District, 5.000%, 08/01/20 (AMBAC Insured)	350,000	369,576

Managers California Intermediate Tax-Free Fund

July 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Santa Rosa, CA, High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	104,903
Southwestern Community College, 5.000%, 08/01/18 (MBIA Insured)	600,000	646,878
State of California, 5.000%, 09/01/21	2,000,000	2,088,940
State of California, 5.250%, 02/01/25	1,000,000	1,049,730
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	206,304
Total Municipal Bonds (cost $31,576,792)		31,575,105

	Shares
Other Investment Companies - 3.6%[1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 3.40%	1,182,790	1,182,790
Fidelity California AMT Tax-Free Money Market Fund, 3.35%	1,072	1,072
Total Other Investment Companies (cost $1,183,862)		1,183,862
Total Investments - 98.4% (cost $32,760,654)		32,758,967
Other Assets, less Liabilities - 1.6%		538,293
Net Assets - 100%		$33,297,260

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2007 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$112,242,426	$20,247,683	$(994,314)	$19,253,369
FQ U.S. Equity	98,006,931	8,691,840	(3,086,968)	5,604,872
FQ Global Alternatives	40,972,377	488,568	(1,168)	487,400
Fremont Global	148,853,949	22,127,027	(2,161,522)	19,965,504
Small Cap	78,109,171	23,679,063	(3,062,062)	20,617,001
Fremont Micro-Cap	191,916,714	57,083,299	(13,280,693)	43,802,606
Fremont Institutional Micro-Cap	90,363,739	31,368,508	(6,114,358)	25,254,150
Real Estate Securities	27,250,525	824,273	(2,838,400)	(1,908,379)
Fremont Bond	1,318,739,843	7,089,477	(11,447,445)	(4,357,968)
California Intermediate Tax-Free	32,760,654	200,478	(202,165)	(1,687)

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$1,000,797	0.6%
Fremont Bond	109,597,922	9.5%

[1]	Yield shown for an investment company represents its July 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2007, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$15,710,632	13.6%
FQ U.S. Equity	13,884,633	15.6%
Fremont Global	10,157,503	6.0%
Small Cap	8,285,226	10.2%
Fremont Micro-Cap	6,086,901	2.3%
Fremont Institutional Micro-Cap	2,979,441	2.3%
Fremont Bond	17,376,571	1.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security. The rate listed is as of July 31, 2007. Date in parenthesis represents the security’s next coupon rate reset.

[5]	Variable Rate Security. The rate listed is as of July 31, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]

Security held as collateral for futures contracts, amounting to a market value of $8,362,105, or 0.7% and $4,292,166 or 9.9% of net assets for the Managers Fremont Bond Fund and Managers AMG FQ Global Alternatives Fund, respectively.

[7]	Affiliated Company - See Note 10.

[8]	Represents yield to maturity at July 31, 2007.

[9]	Securities contributed to a Structured Note (Inverse Floater), amounting to a market value of $208,174, or 0.02% of net assets.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	REIT: Real Estate Investment Trust
FNMA: Federal National Mortgage Association	TBA: To Be Announced
FHLB: Federal Home Loan Bank	FGIC: Financial Guaranty Insurance Corp.
FSA: FSA Capital, Inc.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.
USD: United States Dollar	GBP: British Pound
EUR: Euro	LIBOR: London Inter-Bank Offered Rate

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

$C:	Canadian Dollar	€:	Euro

Notes to Schedules of Portfolio Investments (continued)

(10) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of July 31, 2007 with companies which are or were affiliates are as follows:

Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
Northern Technologies International Corp.	$191,276	278,977	—	2,172,997	6.73%

*	As a percentage of the net assets.

(11) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2007, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Short	9/19/2007	$(19,570,363)	$(19,520,737)	$(49,626)
Canadian Dollar	Short	9/19/2007	(22,404,167)	(22,331,219)	(72,948)
Swiss Franc	Short	9/19/2007	(45,898,936)	(45,351,218)	(547,718)
Euro	Short	9/19/2007	(27,764,966)	(27,571,430)	(193,536)
Pound Sterling	Short	9/19/2007	(16,323,894)	(16,349,930)	26,036
Japanese Yen	Short	9/19/2007	(1,869,422)	(1,823,913)	(45,509)
New Zealand Dollar	Short	9/19/2007	(18,511,986)	(18,703,756)	191,770
Swedish Krona	Short	9/19/2007	(11,484,852)	(11,309,694)	(175,158)
Australian Dollar	Long	9/19/2007	9,493,328	9,308,327	185,001
Canadian Dollar	Long	9/19/2007	27,025,760	27,303,420	(277,660)
Swiss Franc	Long	9/19/2007	25,058,564	24,890,346	168,218
Euro	Long	9/19/2007	21,996,815	21,682,377	314,438
Pound Sterling	Long	9/19/2007	11,339,454	11,125,229	214,225
Japanese Yen	Long	9/19/2007	26,941,768	26,361,779	579,989
New Zealand Dollar	Long	9/19/2007	32,441,496	32,337,601	103,895
Swedish Krona	Long	9/19/2007	8,211,966	8,082,984	128,982

		Total:	$(1,319,435)	$(1,869,834)	$(550,399)

Managers Fremont Global Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Euro	Long	8/1/2007	$38,853.0	$38,765.0	$88.0
Pound Sterling	Long	08/02/07 - 08/03/07	38,136.0	38,112.0	24.0
Japanese Yen	Long	08/01/07 - 08/02/07	208,906.0	209,369.0	(463.0)
Japanese Yen	Short	08/02/07 - 8/3/2007	(110,360.0)	(110,336.0)	(24.0)
Pound Sterling	Short	8/1/2007	(11,395.0)	(11,372.0)	(23.0)

			$(164,140.0)	$164,538.0	$(398.0)

Managers Fremont Bond Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Long	08/07/07 - 9/6/2007	$(91,987)	$(92,567)	$580
Brazilian Real	Long	03/04/08 - 10/02/07	39,075,329	36,680,339	2,394,990
Canadian Dollar	Long	08/09/07	3,344,497	3,350,502	(6,005)
Chilean Peso	Long	3/13/2008	503,205	498,866	4,339
Chinese Yuan Renminbi	Long	09/25/07 - 01/10/08	3,679,870	3,639,377	40,493
Euro	Long	08/27/07	2,750,037	2,774,413	(24,376)
Indonesian Rupiah	Long	5/27/2008	825,496	870,000	(44,504)
Indian Rupee	Long	10/03/07 - 05/12/08	2,434,316	2,375,863	58,453
Japanese Yen	Long	10/25/2007	3,697,722	3,591,827	105,895
Mexican Nuevo Peso	Long	09/28/07 - 03/13/08	6,704,670	6,735,125	(30,455)
Malaysian Ringgit	Long	5/21/2008	2,999,362	3,065,000	(65,638)
Pound Sterling	Long	8/9/2007	982,203	975,925	6,278
New Zealand Dollar	Long	8/9/2007	453,036	462,791	(9,755)
Philippine Peso	Long	5/19/2008	2,596,443	2,585,000	11,443
Polish Zloty	Long	09/28/07 - 03/13/08	5,043,631	4,952,729	90,902
Russian Ruble	Long	09/19/07 - 1/11/2008	12,397,852	12,210,429	187,423
Singapore Dollar	Long	08/07/07 - 2/20/2008	10,758,896	10,698,299	60,597
South African Rand	Long	09/28/07 - 3/13/2007	49,163	48,663	500
South Korean Won	Long	08/27/07 - 01/30/08	5,672,770	5,663,704	9,066
Swedish Krona	Long	9/6/2007	680,556	663,468	17,088
Australian Dollar	Short	08/09/07 - 8/30/2007	3,878,707	3,927,612	(48,905)
Chinese Yuan Renminbi	Short	09/25/07 - 1/10/2008	(3,679,870)	(3,651,263)	(28,607)
Pound Sterling	Short	8/9/2007	(6,437,777)	(6,333,847)	(103,930)
Russian Ruble	Short	9/19/2007	(1,486,084)	(1,492,775)	6,691
Singapore Dollar	Short	8/7/2007	(2,487,482)	(2,496,101)	8,619

			$94,344,562	$91,703,378	$2,641,182

(12) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of July 31, 2007:

Managers AMG FQ Global Alternatives Fund

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
10 Year Bond	AUD	164	Long	9/07	$69,353
SPI 200 Index	AUD	75	Short	9/07	444,838
10 Year Bond	CAD	53	Short	9/07	39,370
S&P/ TSE 60 Index	CAD	67	Short	9/07	(92,198)
CAC40 10 Index	EUR	108	Short	8/07	499,026
Amsterdam Index	EUR	18	Short	8/07	10,009
DAX Index	EUR	6	Long	9/07	(37,902)
IBEX 35 Index	EUR	51	Short	8/07	205,417
Euro Bond	EUR	182	Short	9/07	(230,902)
S&P/MIB Index	EUR	10	Long	9/07	(105,506)
Gilt	GBP	59	Short	9/07	(81,700)
FTSE 100 Index	GBP	64	Short	9/07	358,425
Heng Seng Index	HKD	33	Long	8/07	(21,902)
10 Year Bond	JPY	27	Long	9/07	274,264
TOPIX Index	JPY	71	Long	9/07	(386,499)
S&P 500 Index	USD	5	Long	9/07	(108,375)
U.S. Long Bond	USD	184	Long	9/07	490,656

				Total:	$1,326,375

Managers AMG FQ U.S. Equity Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
S&P500 Future	5	Long	9/20/2007	$(15,600)

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Euribor	156	Long	09/08 – 06/09	$59,682
3-Month Pound Sterling	405	Long	06/08 – 06/09	80,708
3-Month Eurodollar	4,298	Long	06/08 – 06/09	2,881,425
3-Month Euribor	269	Short	03/08 – 12/08	(445,983)
Euro-Bond Future	19	Short	09/07	(65,969)
3-Month Pound Sterling	463	Short	03/08 – 12/08	(647,629)
3-Month Eurodollar	6,045	Short	03/08 – 12/08	(2,529,263)
10-Year U.S. Treasury Note	72	Short	09/07	(58,039)

	11,727			$(725,068)

(13) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At July 31, 2007 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Currency	Amount	Gain/(Loss)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.500%	12/15/2006		£400,000	$9,402
6-Month GBP-LIBOR-BBA	Fixed Rate 5.500%	12/15/2006		£1,600,000	49,405
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	6/19/2008		£6,600,000	(4,517)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	6/19/2008		£23,400,000	(1,311)
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	3/18/2009		¥8,670,000,000	(74,179)
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	3/18/2009		¥700,000,000	(6,813)
6-Month EUR-EURIBOR	Fixed Rate 5.000%	12/19/2007		€2,000,000	(43,978)
6-Month EUR-EURIBOR	Fixed Rate 5.000%	12/19/2007		€8,500,000	(16,566)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	6/15/2009		£1,000,000	32,382
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	6/15/2009		£9,800,000	(172,837)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/19/2007		$62,500,000	312,745
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/19/2007		$215,900,000	1,416,951
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/7/2007		$3,900,000	48,684

3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/9/2007		$9,700,000	44,402
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/9/2007		$800,000	(14,680)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/9/2007		$14,400,000	(278,642)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/9/2007		$28,200,000	129,566
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/9/2007		$9,500,000	(189,616)
6-Month Australian Bank Bill	Fixed Rate 7.000%	12/14/2007	A$	3,300,000	(3,612)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	10/15/2010		€1,000,000	16,627
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	10/15/2010		€3,900,000	56,133
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	7-Dec		£2,400,000	7,518
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	7-Dec		£300,000	(5,507)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	4/5/2012		€400,000	(4,952)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	3/30/2012		€800,000	(8,113)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	3/30/2012		€1,200,000	(13,646)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	3/28/2012		€1,000,000	(10,862)
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/1936		£1,200,000	95,835
Credit Default Swaps
Petroleos Mexicanos, 9.500%, 09/15/27	Fixed Rate 0.620%	8/20/2011		$3,500,000	(3,795)
Russian Federation Bond	Fixed Rate 0.495%	8/20/2011		$3,500,000	(26,543)
Fixed Rate 0.650%	Dow Jones CDX Index	12/20/2016		$4,000,000	(111,414)
Federative Republic of Brazil Bond	Fixed Rate 1.520%	1/20/2017		$3,000,000	92,872
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	1/4/2010	R$	5,500,000	11,722
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	1/4/2010	R$	3,600,000	10,560
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	1/4/2010	R$	1,400,000	4,587
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	1/4/2010	R$	5,000,000	75,386
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	1/4/2010	R$	2,100,000	35,945

				Total:	$1,459,139

€: Euro     £: British Pound     ¥: Japanese Yen     $: U.S. Dollar     R$: Brazilian Real     C$: Canadian Dollar     MEX$: Mexican Peso

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on July 31, 2007 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
10-Year U.S. Treasury Notes (Put)	77	103	08/07	$39,453
10-Year U.S. Treasury Notes (Put)	10	104	08/07	2,936
10-Year U.S. Treasury Notes (Put)	277	105	08/07	83,256
10-Year U.S. Treasury Notes (Call)	87	106	08/07	(111,861)
10-Year U.S. Treasury Notes (Call)	175	107	08/07	(93,647)
10-Year U.S. Treasury Notes (Call)	42	108	08/07	(8,012)
10-Year U.S. Treasury Notes (Call)	59	109	08/07	(3,270)
3-Month USD-LIBOR-BBA (Call)	5,000,000	4.85%	08/07	68,125
3-Month USD-LIBOR-BBA (Call)	16,000,000	4.90%	08/07	106,699
3-Month USD-LIBOR-BBA (Call)	12,000,000	4.90%	08/07	105,524
3-Month USD-LIBOR-BBA (Call)	9,000,000	4.90%	08/07	104,397
3-Month USD-LIBOR-BBA (Call)	7,000,000	4.90%	02/08	55,632
3-Month USD-LIBOR-BBA (Call)	35,000,000	4.90%	03/08	206,136
3-Month USD-LIBOR-BBA (Call)	38,400,000	4.90%	03/08	285,299
3-Month USD-LIBOR-BBA (Call)	22,000,000	4.95%	08/07	127,549
3-Month USD-LIBOR-BBA (Call)	4,000,000	4.95%	09/08	8,823
3-Month USD-LIBOR-BBA (Call)	4,000,000	5.00%	08/07	45,522
3-Month USD-LIBOR-BBA (Call)	21,600,000	5.00%	12/08	(30,699)
3-Month USD-LIBOR-BBA (Call)	17,000,000	5.01%	10/07	103,309
3-Month USD-LIBOR-BBA (Call)	34,000,000	5.10%	02/08	164,187
3-Month USD-LIBOR-BBA (Call)	65,700,000	5.20%	12/08	(301,468)
6-Month EUR-EURIBOR - Telerate (Call)	9,000,000	4.75%	09/08	(6,578)

			Total:	$951,312

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ William J. Nutt
William J. Nutt, President

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: September 27, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: September 27, 2007